UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Market Allocation Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 10/31/2013

Item 1 – Report to Stockholders

OCTOBER 31, 2013

ANNUAL REPORT

BlackRock Emerging Market Allocation Portfolio   |   of BlackRock FundsSM

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Dear Shareholder

Financial markets were volatile as 2012 drew to a close, with investors growing increasingly concerned over the possible implementation of pre-mandated tax increases and spending cuts known as the “fiscal cliff.” However, a last-minute tax deal averted the potential crisis and allowed markets to get off to a strong start in 2013. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies, coupled with the absence of negative headlines from Europe, fostered an aura of comfort for investors. Global equities surged, while rising US Treasury yields pressured high quality fixed income assets. (Bond prices fall when yields rise.)

Global economic momentum slowed in February, however, and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as America showed greater stability compared to most other regions. Slow, but positive, growth was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would keep its asset purchase program intact and interest rates low. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a severe banking crisis in Cyprus and a generally poor outlook for European economies, many of which were mired in recession. Emerging markets significantly lagged the rest of the world as growth in these economies, particularly in China and Brazil, fell short of expectations.

In May, the Fed Chairman commented on the possibility of beginning to gradually reduce — or “taper” —the central bank’s asset purchase program before the end of 2013. Investors around the world retreated from higher risk assets in response. Markets rebounded in late June when the tone of the US central bank turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through July.

Markets slumped again in August as investors became wary of looming macro risks. Mixed economic data stirred worries about global growth and uncertainty about when and how much the Fed would scale back on stimulus. Also weighing on investors’ minds was the escalation of the revolution in Egypt and the civil war in Syria, both of which fueled higher oil prices, an additional headwind for global economic growth.

September was surprisingly positive for investors, thanks to the easing of several key risks. Most important, the Fed defied market expectations with its decision to delay tapering. Additionally, the more hawkish candidate to become the next Fed Chairman, Larry Summers, withdrew from the race. On the geopolitical front, turmoil in Egypt and Syria subsided. In Europe, the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. High levels of volatility returned in late September when the Treasury Department warned that the US national debt would breach its statutory maximum soon after Oct. 17. Political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but the rally quickly resumed with a last-minute compromise to reopen the government and extend the debt ceiling until early 2014.

Though periods of heightened uncertainty drove high levels of market volatility over the past year, riskier asset classes generally outperformed lower-risk investments. Developed market equities generated the highest returns for the 6- and 12-month periods ended Oct. 31, with particular strength coming from US small-cap stocks. Emerging markets posted smaller, albeit positive returns after struggling with slowing growth and weakening currencies in the first half of 2013. Rising interest rates resulted in poor performance for US Treasury bonds and other higher-quality sectors such as tax-exempt municipals and investment grade corporate bonds. High yield bonds, on the other hand, moved higher as income-oriented investors sought meaningful returns in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Though periods of heightened uncertainty drove high levels of market volatility over the past year, riskier asset classes generally outperformed lower-risk investments.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of October 31, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	11.14%	27.18%
US small cap equities (Russell 2000® Index)	16.90	36.28
International equities (MSCI Europe, Australasia, Far East Index)	8.53	26.88
Emerging market equities (MSCI Emerging Markets Index)	1.18	6.53
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.09
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(6.07)	(4.64)
US investment grade bonds (Barclays US Aggregate Bond Index)	(1.97)	(1.08)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.63)	(1.69)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	1.50	8.86

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of October 31, 2013

Investment Objective

BlackRock Emerging Market Allocation Portfolio’s (the “Fund”) investment objective is to seek total return.

Portfolio Information

Percent of
Portfolio Composition	Long-Term Investments
Foreign Government Obligations	69%
Foreign Agency Obligations	19
Investment Companies	12

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
Taiwan	8%	5%	13%
South Korea	7	4	11
China	7	2	9
Brazil	6	2	8
Russia	4	1	5
United States	5	—	5
South Africa	3	1	4
Mexico	3	1	4
Hong Kong	2	2	4
Turkey	2	1	3
Thailand	2	1	3
Indonesia	3	—	3
Philippines	2	—	2
Chile	2	—	2
Malaysia	2	—	2
Colombia	2	—	2
Other[2]	20	—	20

Total	80%	20%	100%

[1]	Total investments include the gross notional values of long and short positions of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
[2]	Other includes a 1% or less investment in each of the following countries: Argentina, Australia, Austria, Azerbaijan, Belgium, Bulgaria, Canada, Costa Rica, Croatia, Cyprus, Czech Republic, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, France, Germany, Greece, Guatemala, Hungary, India, Ireland, Israel, Italy, Japan, Kazakhstan, Latvia, Lebanon, Lithuania, Luxembourg, Mauritius, Mongolia, Morocco, Netherlands, Niger, Norway, Pakistan, Panama, Peru, Poland, Portugal, Romania, Saudi Arabia, Serbia, Singapore, Spain, Sri Lanka, Sweden, Switzerland, Ukraine, United Kingdom, Uruguay, Venezuela and Vietnam.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including swaps, as specified in Note 3 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

4	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 4 of the Notes to Consolidated Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on May 16, 2013 (commencement of operations) and held through October 31, 2013) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example is intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 16, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period[1]	Beginning Account Value May 16, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$953.00	$6.29	$1,000.00	$1,016.57	$6.50	1.40%
Investor A	$1,000.00	$952.00	$7.41	$1,000.00	$1,015.42	$7.65	1.65%
Investor C	$1,000.00	$949.00	$10.76	$1,000.00	$1,011.97	$11.11	2.40%
[1]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 168/365 (to reflect the period from May 16, 2013, the commencement of operations, to October 31, 2013).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	5

Consolidated Schedule of Investments October 31, 2013	(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
Azerbaijan — 0.4%
State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	$200	$192,500
Chile — 1.0%
Corp. Nacional del Cobre de Chile:
7.50%, 1/15/19	100	121,216
3.00%, 7/17/22	400	367,969
		489,185
China — 0.4%
State Grid Overseas Investment 2013 Ltd. 3.13%, 5/22/23	200	188,607
Hong Kong — 0.8%
Sinochem Overseas Capital Co. Ltd. 4.50%, 11/12/20	200	204,550
Sinopec Group Overseas Development 2012 Ltd. 3.90%, 5/17/22	200	197,662
		402,212
India — 0.4%
Export-Import Bank of India, 4.00%, 1/14/23	200	178,800
Indonesia — 0.8%
Pertamina Persero PT, 5.25%, 5/23/21	200	199,500
Perusahaan Listrik Negara PT, 5.50%, 11/22/21	200	201,000
		400,500
Ireland — 0.7%
Russian Railways Via RZD Capital PLC, 5.74%, 4/03/17	100	107,625
Vnesheconombank Via VEB Finance PLC, 6.03%, 7/05/22	200	212,500
		320,125
Kazakhstan — 1.4%
KazMunayGas National Co. JSC:
9.13%, 7/02/18	400	489,500
5.75%, 4/30/43	200	181,480
		670,980
Luxembourg — 0.4%
Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.30%, 12/27/17	200	207,500
Malaysia — 1.1%
Penerbangan Malaysia Bhd, 5.63%, 3/15/16	100	109,392
Petronas Capital Ltd. 5.25%, 8/12/19	400	450,021
		559,413
Mexico — 1.2%
Pemex Project Funding Master Trust, 5.75%, 3/01/18	150	167,250
Petroleos Mexicanos:
3.50%, 1/30/23	320	296,800
6.50%, 6/02/41	130	138,450
		602,500

Foreign Agency Obligations	Par (000)	Value
Netherlands — 0.5%
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20	$200	$222,000
Philippines — 0.4%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	150	188,625
South Africa — 0.8%
Eskom Holdings SOC Ltd. 5.75%, 1/26/21	200	202,000
Transnet SOC Ltd. 4.00%, 7/26/22	200	179,000
		381,000
Ukraine — 0.2%
Ukreximbank Via Biz Finance PLC, 8.38%, 4/27/15	100	92,000
Venezuela — 0.6%
Petroleos de Venezuela SA, 8.50%, 11/02/17	330	296,175
Total Foreign Agency Obligations — 11.1%		5,392,122

Foreign Government Obligations
Argentine Republic Government International Bond:
8.28%, 12/31/33	118	82,387
2.50%, 12/31/38 (a)	345	125,925
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 7/12/20	100	105,000
Brazilian Government International Bond:
4.88%, 1/22/21	900	976,500
7.13%, 1/20/37	300	360,000
Bulgaria Government International Bond, 8.25%, 1/15/15	125	135,850
Chile Government International Bond, 2.25%, 10/30/22	250	229,375
Colombia Government International Bond:
4.38%, 7/12/21	800	847,200
6.13%, 1/18/41	250	283,125
Costa Rica Government International Bond, 4.38%, 4/30/25	200	184,000
Croatia Government International Bond, 6.63%, 7/14/20	600	648,000
Dominican Republic International Bond:
9.04%, 1/23/18	98	108,057
7.50%, 5/06/21	100	110,650
5.88%, 4/18/24	100	98,350
Ecuador Government International Bond, 9.38%, 12/15/15	100	106,500

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depository Receipts	MSCI	Morgan Stanley Capital International
	ETF	Exchange-Traded Fund	NVDR	Non-Voting Depository Receipts
	GDR	Global Depository Receipts	REIT	Real Estate Investment Trust
	LIBOR	London InterBank Offered Rate

See Notes to Consolidated Financial Statements.

6	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value
El Salvador Government International Bond:
5.88%, 1/30/25	$300	$297,750
7.63%, 2/01/41	150	156,375
The Export-Import Bank of China, 4.88%, 7/21/15	200	211,856
Guatemala Government Bond, 4.88%, 2/13/28	200	188,400
Hungary Government International Bond:
4.75%, 2/03/15	100	102,750
6.38%, 3/29/21	670	727,787
7.63%, 3/29/41	100	112,625
Indonesia Government International Bond:
3.75%, 4/25/22	600	565,500
8.50%, 10/12/35	100	129,500
7.75%, 1/17/38	200	243,750
Lebanon Government International Bond, 5.00%, 10/12/17	650	638,832
Lithuania Government International Bond, 7.38%, 2/11/20	500	607,500
Mexico Government International Bond:
3.63%, 3/15/22	400	406,000
6.75%, 9/27/34	100	122,500
4.75%, 3/08/44	330	309,375
Mongolia Government International Bond, 5.13%, 12/05/22	200	176,600
Morocco Government International Bond, 5.50%, 12/11/42	200	175,000
Pakistan Government International Bond, 6.88%, 6/01/17	100	98,250
Panama Government International Bond:
7.13%, 1/29/26	500	621,250
6.70%, 1/26/36	100	118,250
Peruvian Government International Bond:
7.13%, 3/30/19	200	243,600
8.75%, 11/21/33	100	145,800
6.55%, 3/14/37	430	512,345
Philippine Government International Bond:
8.38%, 6/17/19	150	193,500
5.50%, 3/30/26	400	458,000
7.75%, 1/14/31	100	134,500
6.38%, 10/23/34	400	486,000
Poland Government International Bond:
5.00%, 10/19/15	200	215,000
5.13%, 4/21/21	700	772,625
Republic of Latvia, 2.75%, 1/12/20	350	334,688
Republic of Serbia, 4.88%, 2/25/20	400	377,000
Romanian Government International Bond, 4.38%, 8/22/23	300	293,625

Foreign Government Obligations	Par (000)	Value
Russian Foreign Bond — Eurobond:
5.00%, 4/29/20	$900	$981,000
12.75%, 6/24/28	100	174,250
South Africa Government International Bond, 5.88%, 5/30/22	500	547,500
Sri Lanka Government International Bond:
7.40%, 1/22/15	100	104,375
6.25%, 7/27/21	200	201,000
Turkey Government International Bond:
6.75%, 4/03/18	700	787,500
7.38%, 2/05/25	100	117,000
6.88%, 3/17/36	400	442,000
6.75%, 5/30/40	100	109,000
Ukraine Government International Bond, 7.80%, 11/28/22	200	174,000
Uruguay Government International Bond:
8.00%, 11/18/22	100	128,750
7.63%, 3/21/36	300	384,750
Venezuela Government International Bond:
8.50%, 10/08/14	75	74,175
7.75%, 10/13/19	300	246,000
Vietnam Government International Bond, 6.75%, 1/29/20	200	218,750
Total Foreign Government Obligations — 39.6%		19,267,502

Investment Companies	Shares
United States — 6.6% iShares MSCI Frontier100 ETF (b)	99,142	3,210,218
Total Long-Term Investments (Cost — $29,087,944) — 57.3%		27,869,842

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	20,416,832	20,416,832
Total Short-Term Securities (Cost — $20,416,832) — 41.9%		20,416,832
Total Investments (Cost — $49,504,776) — 99.2%		48,286,674
Other Assets Less Liabilities — 0.8%		387,763
Net Assets — 100.0%		$48,674,437

Notes to Consolidated Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Purchased		Shares Held at October 31, 2013	Value at October 31, 2013	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	20,416,832	[1]	20,416,832	$20,416,832	—	$3,589
iShares MSCI Frontier 100 ETF	99,142		99,142	$3,210,218	$15,853	$4,886
[1]	Represents net shares purchased.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	7

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

(c)	Represents the current yield as of report date.
•	Total return swaps outstanding as of October 31, 2013 were as follows:[1]

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entity
Equity Securities Long/Short:	Goldman Sachs & Co.	11/19/14 — 7/28/23	$16,471,248	$482,038	[2]	$16,808,594
	Goldman Sachs & Co.	11/26/13 — 7/27/23	$2,791,713	170,789	[3]	2,942,729
	Goldman Sachs & Co.	12/03/14 — 5/04/15	$(433,593)	97,697	[4]	(304,069)
	UBS AG	6/13/14	$5,032,787	510,074	[5]	5,472,558
	UBS AG	6/13/14 — 10/03/14	$(439,147)	116,828	[6]	(331,949)
Total				$1,377,426		$24,587,863

[1]	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the total return swap.
[2]	Amount includes $144,692 of net dividends and financing fee due to/from the Fund and the counterparty.
[3]	Amount includes $19,773 of net dividends and financing fee due to/from the Fund and the counterparty.
[4]	Amount includes $(31,827) of net dividends and financing fee due to/from the Fund and the counterparty.
[5]	Amount includes $70,303 of net dividends and financing fee due to/from the Fund and the counterparty.
[6]	Amount includes $9,630 of net dividends and financing fee due to/from the Fund and the counterparty.

See Notes to Consolidated Financial Statements.

8	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Consolidated Schedule of Investments (continued)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2013, expiration dates 11/19/14 — 7/28/23:

	Shares	Value
Reference Entity — Long
Australia
BHP Billiton Ltd.	863	$30,510
Fortescue Metals Group Ltd.	2,415	11,844
Iluka Resources Ltd.	729	7,076
Medusa Mining Ltd.	2,251	4,468
OZ Minerals Ltd.	1,991	6,787
PanAust Ltd.	3,254	6,175
Rio Tinto Ltd.	337	20,278
Sandfire Resources NL	1,291	7,932
Whitehaven Coal Ltd.	3,861	5,914
Woodside Petroleum Ltd.	623	22,839
		123,823
Belgium
NV Bekaert SA	322	13,483
Brazil
AES Tiete SA — Preference Shares	1,400	13,686
Arteris SA	3,300	29,314
Banco Bradesco SA — ADR	1,277	18,414
Banco Bradesco SA — Preference Shares	900	12,969
Bradespar SA — Preference Shares	1,200	14,281
Brasil Pharma SA	1,600	5,928
BRF — Brazil Foods SA	400	9,392
BRF SA — ADR	590	13,824
CCR SA	16,000	133,060
Cia de Bebidas das Americas — Preference Share — ADR	991	36,865
Cia de Bebidas das Americas — Preference Shares	2,800	104,453
Cielo SA	3,000	91,063
Companhia Siderurgica Nacional SA	2,100	11,427
Cosan SA Industria e Comercio	3,000	60,155
Duratex SA	2,100	13,096
EcoRodovias Infraestrutura e Logistica SA	19,600	132,988
Gerdau SA — Preference Shares	1,700	13,409
M Dias Branco SA	2,000	93,804
Metalurgica Gerdau SA — Preference Shares	1,200	12,267
Minerva SA	1,900	8,057
MMX Mineracao e Metalicos SA	4,200	1,594
Natura Cosmeticos SA	4,800	95,991
OGX Petroleo e Gas Participacoes SA	4,000	232
Petroleo Brasileiro SA — Preference Shares	1,400	12,768
QGEP Participacoes SA	1,400	6,781
Raia Drogasil SA	6,300	46,065
Souza Cruz SA	17,500	189,280
Suzano Papel e Celulose SA — Preference ‘A’ Shares	2,300	9,322
Totvs SA	4,900	83,074
Tractebel Energia SA	8,000	136,059
Transmissora Alianca de Energia Eletrica SA	4,200	40,778
Ultrapar Participacoes SA	4,700	125,252
Usinas Siderurgicas de Minas Gerais SA — Preference ‘A’ Shares	1,600	8,485
Vale SA — Preference A Shares	900	13,194
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	300	4,628
		1,601,955

	Shares	Value
Reference Entity — Long
Canada
Alamos Gold, Inc.	632	$10,068
AuRico Gold, Inc.	1,666	6,919
Bankers Petroleum Ltd.	1,833	7,032
Capstone Mining Corp.	3,429	9,110
Dominion Diamond Corp.	581	7,846
Eldorado Gold Corp.	1,182	7,970
First Quantum Minerals Ltd.	437	8,290
Franco-Nevada Corp.	330	14,847
Gran Tierra Energy, Inc.	1,543	11,711
Kinross Gold Corp.	1,892	9,618
Nevsun Resources Ltd.	1,717	6,258
New Gold, Inc.	1,260	7,396
Niko Resources Ltd.	613	1,970
Pan American Silver Corp.	790	8,395
Petrominerales Ltd.	831	9,556
Silver Wheaton Corp.	468	10,620
Silvercorp Metals, Inc.	2,112	6,583
Teck Resources Ltd. Class B	409	10,944
TransGlobe Energy Corp.	949	8,592
Yamana Gold, Inc.	1,104	10,948
		174,673
Chile
Banco Santander Chile — ADR	6,233	153,082
China
Aluminum Corp. of China Ltd. Class H	22,000	8,135
Angang Steel Co. Ltd.	10,000	6,055
Bank of China Ltd. Class H	257,000	120,666
Bank of Communications Co. Ltd. Class H	13,000	9,526
Beijing Enterprises Holdings Ltd.	10,500	86,191
China Agri-Industries Holdings Ltd.	20,000	9,393
China BlueChemical Ltd. Class H	20,000	12,856
China Coal Energy Co. Ltd. Class H	15,000	9,204
China Construction Bank, Class H	254,000	197,619
China Mengniu Dairy Co. Ltd.	30,000	131,967
China Minsheng Banking Corp. Ltd. Class H	47,500	54,432
China Molybdenum Co. Ltd.	22,000	8,891
China Petroleum & Chemical Corp. — ADR	232	18,646
China Petroleum & Chemical Corp., Class H	127,200	102,969
China Resources Enterprise Ltd.	14,000	49,582
China Resources Power Holdings Co. Ltd.	4,000	10,471
China Shenhua Energy Co. Ltd. Class H	5,000	15,209
CNOOC Ltd.	7,000	14,238
Hengan International Group Co. Ltd.	24,500	299,991
Industrial and Commercial Bank of China Ltd. Class H	90,000	63,092
Jiangsu Expressway Co. Ltd. Class H	76,000	95,674
Jiangxi Copper Co. Ltd. Class H	4,000	7,669
Kunlun Energy Co. Ltd.	24,000	39,261
Maanshan Iron & Steel	32,000	8,170
PetroChina Co. Ltd. Class H	28,000	31,886
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	22,500	50,947
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	45,200	93,219
Shougang Fushan Resources Group Ltd.	20,000	6,735
Tencent Holdings Ltd.	3,100	169,044
Tingyi Cayman Islands Holding Corp.	60,000	169,513
Tsingtao Brewery Co. Ltd. Class H	16,000	131,031
Uni-President China Holdings Ltd.	54,000	53,954

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	9

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
China (concluded)
Want Want China Holdings Ltd.	32,000	$49,203
Wumart Stores, Inc., Class H	8,000	13,364
Yanzhou Coal Mining Co. Ltd. Class H	10,000	10,347
Zhaojin Mining Industry Co. Ltd. Class H	6,500	5,250
Zhejiang Expressway Co. Ltd. Class H	44,000	40,568
Zijin Mining Group Co. Ltd. Class H	24,000	5,528
		2,210,496
Colombia
Bancolombia SA	3,456	193,985
Finland
Rautaruukki OYJ	1,308	11,313
France
Eramet	84	7,977
Germany
K+S AG, Registered Shares	474	12,044
Hong Kong
EPI Holdings Ltd.	120,000	3,555
Extrawell Pharmaceutical Holdings Ltd.	290,000	18,360
Guangdong Investment Ltd.	76,000	65,424
Hanergy Solar Group Ltd.	48,000	8,169
Nine Dragons Paper Holdings Ltd.	8,000	6,601
Sihuan Pharmaceutical Holdings Group Ltd.	10,000	7,464
Sino Biopharmaceutical Ltd.	76,000	53,715
Sinofert Holdings Ltd.	40,000	6,495
Sun Art Retail Group Ltd.	89,500	146,597
Vinda International Holdings Ltd.	48,000	68,089
		384,469
Hungary
MOL Hungarian Oil & Gas PLC	260	17,777
India
HDFC Bank Ltd. — ADR	11,061	400,961
ICICI Bank Ltd. — ADR	5,159	192,534
Infosys Ltd. — ADR	527	27,963
Larsen & Toubro Ltd. — GDR	3,331	51,008
Reliance Industries Ltd. — GDR	6,412	191,127
Sesa Sterlite Ltd. ADR	774	9,985
Wipro Ltd. ADR	15,761	174,947
		1,048,525
Indonesia
Bumitama Agri Ltd.	37,000	29,467
Express Transindo Utama Tbk PT	171,000	22,753
Harum Energy Tbk PT	28,000	7,808
PT Adaro Energy Tbk	98,500	8,905
PT Astra Agro Lestari Tbk	3,500	5,770
PT Bank Central Asia Tbk	266,500	246,914
PT Bank Danamon Indonesia Tbk	169,500	64,703
PT Bank Mandiri Persero Tbk	27,000	20,617
PT Bumi Resources Tbk	74,500	3,000
PT Charoen Pokphand Indonesia Tbk	26,000	8,986
PT Indo Tambangraya Megah Tbk	4,500	11,932
PT Jasa Marga Persero Tbk	188,500	87,754
PT Tambang Batubara Bukit Asam Persero Tbk	9,000	9,702
PT Unilever Indonesia Tbk	65,000	172,833
		701,144

	Shares	Value
Reference Entity — Long
Israel
Israel Chemicals Ltd.	1,718	$14,203
The Israel Corp. Ltd.	25	12,579
Isramco Negev 2 LP	94,652	18,509
		45,291
Japan
Pacific Metals Co. Ltd.	2,000	7,329
Sumitomo Metal Mining Co. Ltd.	1,000	13,850
Yamato Kogyo Co. Ltd.	400	14,826
		36,005
Luxembourg
ArcelorMittal	822	12,947
APERAM	571	9,755
		22,702
Malaysia
Alliance Financial Group Bhd	11,000	18,082
Hong Leong Bank Bhd	34,000	153,933
Malayan Banking Bhd	51,800	160,560
Petronas Dagangan Bhd	25,300	245,339
Sime Darby Bhd	3,300	9,968
		587,882
Mexico
El Puerto de Liverpool SAB de CV, Series C1	10,800	116,640
Grupo Financiero Santander Mexico SAB de CV, B Shares	2,400	6,718
Grupo Mexico SAB de CV, Series B	4,000	12,634
Grupo Sanborns SA de CV	18,700	38,769
Industrias CH SAB de CV, Series B	2,300	11,335
Wal-Mart de Mexico SA de CV, Series V	5,300	13,779
		199,875
Norway
DNO International ASA	6,905	19,513
Peru
Credicorp Ltd.	1,848	252,437
Southern Copper Corp.	468	13,080
		265,517
Philippines
Bank of the Philippine Islands	73,680	170,496
International Container Terminal Services, Inc.	16,880	40,639
Jollibee Foods Corp.	17,340	71,220
Metropolitan Bank & Trust	5,174	10,668
Universal Robina Corp.	4,100	12,102
		305,125
Poland
KGHM Polska Miedz SA	227	9,164
Polskie Gornictwo Naftowe i Gazownictwo SA	11,993	22,058
		31,222
Russia
AK Transneft OAO — Preference Shares	10	25,593
Gazprom OAO	4,160	19,509
Lukoil OAO	5,069	332,170
Magnit OJSC	250	67,395

See Notes to Consolidated Financial Statements.

10	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Russia (concluded)
Magnitogorsk Iron & Steel Works	45,799	$11,310
Mechel	1,288	4,182
MMC Norilsk Nickel OJSC	96	14,541
NovaTek OAO	1,273	16,302
Novolipetsk Steel OJSC	5,562	9,526
Polymetal International PLC	614	5,907
Rosneft OAO	12,000	95,085
Severstal OAO	1,170	10,218
Surgutneftegas OAO	69,000	60,660
Tatneft	1,910	13,127
Uralkali OJSC	14,690	78,178
		763,703
Singapore
First Resources Ltd.	15,000	23,534
Golden Agri-Resources Ltd.	50,000	24,143
Wilmar International Ltd.	9,000	25,034
		72,711
South Africa — 7.5%
African Rainbow Minerals Ltd.	1,006	19,261
Anglo American Platinum Ltd.	308	12,451
AngloGold Ashanti Ltd.	573	8,661
Aspen Pharmacare Holdings Ltd.	5,574	155,067
Assore Ltd.	437	17,848
AVI Ltd.	1,447	8,504
Clicks Group Ltd.	8,113	50,600
Exxaro Resources Ltd.	1,262	19,327
Gold Fields Ltd.	1,499	6,940
Harmony Gold Mining Co. Ltd.	1,752	6,045
Impala Platinum Holdings Ltd.	962	11,685
Kumba Iron Ore Ltd.	363	15,181
Life Healthcare Group Holdings Ltd.	38,193	155,782
Massmart Holdings Ltd.	3,497	56,066
Mondi Ltd.	1,644	29,385
Nedbank Group Ltd.	5,104	110,970
Pick n Pay Stores Ltd.	14,799	69,935
Remgro Ltd.	1,077	21,930
Sappi Ltd.	6,192	18,233
Sasol Ltd.	788	40,265
Shoprite Holdings Ltd.	6,190	113,355
The Spar Group Ltd.	7,692	98,431
Standard Bank Group Ltd.	16,257	206,823
		1,252,745
South Korea
Advanced Process Systems Corp.	432	4,407
Amorepacific Corp.	174	142,710
Amorepacific Group	22	7,763
Binggrae Co. Ltd.	25	2,106
Cheil Worldwide, Inc.	1,320	32,523
CJ CheilJedang Corp.	331	80,331
CJ O Shopping Co. Ltd.	64	21,358
Cosmax, Inc.	340	16,694
Coway Co. Ltd.	25	1,431
Daum Communications Corp.	393	32,792
Dongbu Insurance Co. Ltd.	1,220	54,593
Dongkuk Steel Mill Co. Ltd.	980	13,696
Duksan Hi-Metal Co. Ltd.	1,564	30,870
E-Mart Co. Ltd.	390	93,325
GemVax & Kael Co. Ltd.	259	4,700
GSretail Co. Ltd.	870	24,047

	Shares	Value
Reference Entity — Long
South Korea (concluded)
Hana Tour Service, Inc.	138	$8,975
Hanmi Pharm Co. Ltd.	138	16,745
Hite Jinro Co. Ltd.	1,430	35,101
Hotel Shilla Co. Ltd.	352	22,739
Hynix Semiconductor, Inc.	2,240	67,404
Hyundai Department Store Co. Ltd.	62	9,872
Hyundai Greenfood Co. Ltd.	4,260	67,854
Hyundai Hysco Co. Ltd.	330	13,064
Hyundai Marine & Fire Insurance Co. Ltd.	1,980	56,574
Hyundai Steel Co.	187	15,397
Iljin Display Co. Ltd.	1,410	19,881
Industrial Bank of Korea	3,600	41,586
Iones Co. Ltd.	3,103	18,675
Kangwon Land, Inc.	4,110	112,946
KEPCO Plant Service & Engineering Co. Ltd.	990	50,182
Korea Aerospace Industries Ltd.	800	21,112
Korea Zinc Co. Ltd.	27	7,827
KT&G Corp.	5,018	366,623
LG Fashion Corp.	190	5,820
LG Household & Health Care Ltd.	300	155,949
Lotte Confectionery Co. Ltd.	16	27,437
LOTTE Himart Co. Ltd.	348	27,368
Lotte Shopping Co. Ltd.	90	34,150
Nable Communications, Inc.	873	7,550
Nanos Co. Ltd.	1,858	25,368
NEPES Corp.	350	3,360
Nong Woo Bio Co. Ltd.	453	10,927
NongShim Co. Ltd.	129	31,238
Orion Corp.	127	123,847
Poongsan Corp.	320	8,896
POSCO	71	21,196
Posco M-Tech Co. Ltd.	1,156	7,710
S1 Corp.	1,751	104,422
Samsung Electronics Co. Ltd.	153	210,996
Samsung Electronics Co. Ltd. -GDR	60	41,585
Samsung Fire & Marine Insurance Co. Ltd.	416	97,279
Samsung Life Insurance Co. Ltd.	1,298	127,807
SBS Media Holdings Co. Ltd.	460	2,004
Seah Besteel Corp.	330	8,626
Seoul Semiconductor Co. Ltd.	1,925	80,099
SK C&C Co. Ltd.	281	30,285
Tera Semicon Co. Ltd.	623	8,443
WeMade Entertainment Co. Ltd.	444	19,772
WooSung Feed Co. Ltd.	1,440	3,774
YMC Co. Ltd.	2,066	12,415
Yuhan Corp.	124	21,814
		2,776,040
Sweden
Hoganas AB	313	16,350
Switzerland
Ferrexpo PLC	1,791	5,201
Glencore Xstrata PLC	2,651	14,427
Syngenta AG, Registered Shares	116	46,820
		66,448
Taiwan
Advanced Semiconductor Engineering, Inc.	36,000	35,447
Advanced Semiconductor Engineering, Inc. — ADR	7,901	38,952
Advantech Co. Ltd.	13,000	83,325

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	11

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Chang Hwa Commercial Bank	85,600	$51,348
China Airlines Ltd.	187,000	67,740
China Metal Products	10,200	15,110
China Steel Corp.	140,100	121,756
Feng Hsin Iron & Steel Co.	15,000	27,297
First Financial Holding Co. Ltd.	175,725	108,758
Formosa Petrochemical Corp.	17,000	45,670
Formosa Taffeta Co. Ltd.	99,000	123,047
Giant Manufacturing Co. Ltd.	4,000	30,019
Global Unichip Corp.	12,000	29,863
Hua Nan Financial Holdings Co. Ltd.	494,550	293,216
Inventec Corp.	4,000	3,580
Kinsus Interconnect Technology Corp.	6,000	21,421
Lite-On Technology Corp.	40,198	70,373
MediaTek, Inc.	5,000	68,360
MStar Semiconductor, Inc.	3,000	30,949
Parade Technologies Ltd.	2,800	20,935
President Chain Store Corp.	20,000	145,879
Realtek Semiconductor Corp.	7,070	16,437
Richtek Technology Corp.	7,000	31,545
ScinoPharm Taiwan Ltd.	30,760	102,337
Siliconware Precision Industries Co.	6,000	7,290
Siliconware Precision Industries Co. — ADR	2,064	12,363
Standard Foods Corp.	150	460
Taiwan Cooperative Financial Holding	531,060	298,619
Taiwan Fertilizer Co. Ltd.	12,000	28,595
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	235,876
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	3,890	71,615
Ton Yi Industrial Corp.	24,000	26,556
Transcend Information, Inc.	36,000	113,696
U-Ming Marine Transport Corp.	32,000	52,550
United Microelectronics Corp.	32,000	13,575
Win Semiconductors Corp.	7,000	6,174
		2,450,733
Thailand
Bangkok Bank PCL — NVDR	19,000	126,093
Bangkok Dusit Medical Services PCL — NVDR	23,100	99,415
Banpu PCL — NVDR	13,000	12,087
Charoen Pokphand Foods PCL — NVDR	5,300	4,136
CP ALL PCL — NVDR	197,800	249,557
Energy Earth PCL	26,700	5,922
General Engineering PCL	89,100	2,372
Kasikornbank PCL — NVDR	3,800	23,278
PTT Exploration & Production PCL — NVDR	3,100	16,774
PTT PCL — NVDR	9,200	93,658
Robinson Department Store PCL	5,100	8,634
Siam Commercial Bank PCL — NVDR	9,500	50,370
STP & I PCL	11,600	7,557
Thai-German Products Public Co. Ltd.	110,800	2,486
Tipco Asphalt PCL	3,500	6,684
		709,023
Turkey
Bagfas Bandirma Gubre Fabrik	527	11,062
Eregli Demir ve Celik Fabrikalari TAS	12,470	17,242

	Shares	Value
Reference Entity — Long
Turkey (concluded)
Gubre Fabrikalari TAS	1,655	$13,833
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Class D	14,470	9,089
Koza Altin Isletmeleri AS	500	8,845
Koza Anadolu Metal Madencilik Isletmeleri	4,716	10,234
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	2,972	8,577
		78,882
United Kingdom
African Barrick Gold PLC	2,931	9,056
Anglo American PLC	680	16,168
Antofagasta PLC	813	11,111
BG Group PLC	1,224	24,969
BHP Billiton PLC	660	20,367
BowLeven PLC	3,647	3,303
Cairn Energy PLC	4,366	19,783
Centamin PLC	6,578	5,295
Eurasian Natural Resources Corp. PLC	1,199	4,320
Evraz PLC	2,397	4,530
Fresnillo PLC	591	9,239
Gulf Keystone Petroleum Ltd.	2,607	7,267
Heritage Oil PLC	4,409	13,103
Kazakhmys PLC	918	3,862
Lonmin PLC	1,371	7,081
Mondi PLC	1,775	31,694
Petropavlovsk PLC	1,990	2,554
Premier Oil PLC	3,043	16,932
Randgold Resources Ltd.	158	11,718
Rio Tinto PLC	341	17,255
Rockhopper Exploration PLC	3,150	7,291
Royal Dutch Shell PLC, Class A	45	1,499
Royal Dutch Shell PLC, Class B	1,367	47,326
Soco International PLC	2,711	17,297
Tullow Oil PLC	849	12,833
Vedanta Resources PLC	397	6,764
		332,617
United States
Argonaut Gold, Inc.	1,265	7,037
Bunge Ltd.	383	31,456
Cliffs Natural Resources, Inc.	193	4,956
Coastal Energy Co.	481	8,553
Coeur Mining, Inc.	435	5,311
Hecla Mining Co.	1,942	6,059
Kosmos Energy Ltd.	1,021	10,884
The Mosaic Co.	335	15,360
Newfield Exploration Co.	319	9,713
Newmont Mining Corp.	419	11,422
Royal Gold, Inc.	223	10,713
		121,464
Net Value of Reference Entity — Goldman Sachs & Co.		16,808,594

See Notes to Consolidated Financial Statements.

12	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Consolidated Schedule of Investments (continued)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2013, expiration dates 11/26/13 — 7/27/23:

	Shares	Value
Reference Entity — Long
Argentina
MercadoLibre, Inc.	17	$2,289
Australia
BHP Billiton Ltd.	1,958	69,222
Fortescue Metals Group Ltd.	1,116	5,473
Iluka Resources Ltd.	145	1,408
Ramsay Health Care Ltd.	69	2,533
Rio Tinto Ltd.	651	39,172
Woodside Petroleum Ltd.	290	10,631
		128,439
Austria
ams AG	23	2,512
Andritz AG	35	2,155
Erste Group Bank AG	138	4,845
IMMOFINANZ AG	371	1,625
Raiffeisen Bank International AG	69	2,531
Vienna Insurance Group AG	46	2,434
		16,102
Belgium
Anheuser-Busch InBev NV	618	64,064
KBC Groep NV	145	7,900
Solvay SA	30	4,691
		76,655
Canada
BlackBerry Ltd.	186	1,468
Brookfield Renewable Energy Partners LP	91	2,493
Eldorado Gold Corp.	249	1,679
First Quantum Minerals Ltd.	209	3,965
Franco-Nevada Corp.	56	2,519
Kinross Gold Corp.	387	1,967
Methanex Corp.	34	1,972
New Gold, Inc.	163	957
Silver Wheaton Corp.	132	2,995
Teck Resources Ltd., Class B	216	5,780
Yamana Gold, Inc.	265	2,628
		28,423
China
FIH Mobile Ltd.	2,000	1,127
SINA Corp.	25	2,089
		3,216
Cyprus
Prosafe SE	147	1,260
Denmark
Carlsberg A/S, Class B	54	5,394
Chr Hansen Holding A/S	46	1,704
FLSmidth & Co. A/S	19	948
Rockwool International A/S, — B Shares	6	944
		8,990
Finland
Cargotec OYJ	38	1,388
Kone OYJ, Class B	88	7,758
Metso OYJ	52	2,047
Nokia OYJ	1,391	10,573

	Shares	Value
Reference Entity — Long
Finland (concluded)
Nokian Renkaat OYJ	45	$2,276
Outotec OYJ	122	1,206
Wartsila OYJ	68	3,017
		28,265
France
Alcatel-Lucent	1,403	5,375
ALSTOM SA	106	3,935
ArcelorMittal	592	9,324
Arkema	37	4,186
Bourbon SA	59	1,682
Casino Guichard-Perrachon SA	40	4,496
CGG	63	1,385
Christian Dior SA	72	13,661
Danone SA	223	16,516
Edenred	80	2,716
Imerys SA	26	2,086
Ingenico	19	1,427
Lafarge SA	100	6,900
Pernod Ricard SA	93	11,170
Peugeot SA	128	1,684
Remy Cointreau SA	18	1,773
Renault SA	125	10,906
SEB SA	18	1,615
Societe BIC SA	17	2,123
Technip SA	57	5,970
Valeo SA	40	3,957
Vallourec SA	44	2,619
		115,506
Germany
Adidas AG	81	9,230
Aixtron SE	102	1,464
BASF SE	357	37,062
Bayerische Motoren Werke AG	250	28,295
Daimler AG, Registered Shares	422	34,551
Dialog Semiconductor PLC	81	1,556
Duerr AG	15	1,313
Fuchs Petrolub SE — Preference Shares	23	1,857
GEA Group AG	66	2,868
HeidelbergCement AG	65	5,118
Henkel AG & Co. KGaA — Preference Shares	151	16,303
Infineon Technologies AG	563	5,447
K+S AG, Registered Shares	68	1,728
Lanxess AG	29	2,037
MAN SE	66	7,953
Merck KGaA	78	12,975
Metro AG	116	5,439
Puma SE	5	1,487
Symrise AG	40	1,694
Volkswagen AG — Preference Shares	177	44,889
Wacker Chemie AG	18	1,690
		224,956
Greece
National Bank of Greece SA	1,226	6,964
Hong Kong
AIA Group Ltd.	4,400	22,343
ASM Pacific Technology Ltd.	100	964
Bank of East Asia Ltd.	1,000	4,334
BOC Hong Kong Holdings Ltd.	4,000	13,063

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	13

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Hong Kong (concluded)
Cathay Pacific Airways Ltd.	2,000	$3,962
Champion REIT	2,000	891
Cheung Kong Holdings Ltd.	1,000	15,617
CLP Holdings Ltd.	1,000	8,047
Esprit Holdings Ltd.	700	1,285
First Pacific Co. Ltd.	2,000	2,274
Galaxy Entertainment Group Ltd.	2,000	14,930
Hang Lung Properties Ltd.	2,000	6,586
Hang Seng Bank Ltd.	800	13,334
Henderson Land Development Co. Ltd.	1,100	6,509
Hong Kong & China Gas Co. Ltd.	4,400	10,278
Hongkong Land Holdings Ltd.	1,000	6,150
Hopewell Holdings Ltd.	500	1,684
Jardine Matheson Holdings Ltd.	400	21,795
Jardine Strategic Holdings Ltd.	500	16,931
Kerry Properties Ltd.	500	2,168
The Link REIT	1,000	5,031
Melco International Development Ltd.	1,000	3,139
MTR Corp.	2,500	9,685
New World Development Co. Ltd.	3,000	4,150
NWS Holdings Ltd.	1,000	1,562
Sands China Ltd.	3,200	22,752
Shangri-La Asia Ltd.	2,000	3,664
Sino Land Co. Ltd.	2,000	2,805
SJM Holdings Ltd.	2,000	6,467
Sun Hung Kai Properties Ltd.	1,000	13,099
Swire Pacific Ltd., Class A	500	5,779
Wharf Holdings Ltd.	1,000	8,415
Wynn Macau Ltd.	2,000	7,678
Xinyi Glass Holdings Ltd.	2,000	1,981
		269,352
Ireland
Accenture PLC, Class A	244	17,934
Israel
Bank Leumi Le-Israel BM	545	2,075
Israel Chemicals Ltd.	446	3,687
The Israel Corp. Ltd.	3	1,509
Mellanox Technologies Ltd.	29	1,052
		8,323
Italy
Fiat SpA	425	3,335
Pirelli & C SpA	166	2,335
Prysmian SpA	72	1,759
Saipem SpA	156	3,649
Tenaris SA	485	11,346
		22,424
Japan
FANUC Corp.	100	16,041
Isuzu Motors Ltd.	1,000	6,228
Komatsu Ltd.	400	8,776
Murata Manufacturing Co. Ltd.	100	8,027
Nexon Co. Ltd.	200	2,337
Nidec Corp.	100	9,745
Nitto Denko Corp.	100	5,244
Tokyo Electron Ltd.	100	5,487
Yamaha Motor Co. Ltd.	100	1,532
		63,417

	Shares	Value
Reference Entity — Long
Luxembourg
AZ Electronic Materials SA	199	$914
Mauritius
Essar Energy PLC	459	874
Netherlands
Akzo Nobel NV	83	6,025
ASM International NV	60	1,971
ASML Holding NV	199	18,843
European Aeronautic Defence and Space Co. NV	308	21,106
Koninklijke Boskalis Westminster NV	39	1,874
NXP Semiconductor NV	88	3,707
SBM Offshore NV	71	1,486
Unilever NV A	1,090	43,213
		98,225
Niger
Chicago Bridge & Iron Co. NV	37	2,741
Norway
Petroleum Geo-Services ASA	77	934
Seadrill Ltd.	165	7,632
Telenor ASA	552	13,263
TGS Nopec Geophysical Co. ASA	36	990
Yara International ASA	123	5,297
		28,116
Portugal
Jeronimo Martins SGPS SA	243	4,475
Portugal Telecom SGPS SA, Registered Shares	397	1,790
		6,265
Singapore
Ascendas Real Estate Investment Trust	1,000	1,901
Avago Technologies Ltd.	88	3,998
CapitaCommercial Trust	1,000	1,183
CapitaLand Ltd.	2,000	5,011
CapitaMall Trust	1,000	1,624
CapitaMalls Asia Ltd.	1,000	1,624
DBS Group Holdings Ltd.	1,000	13,481
Flextronics International Ltd.	213	1,681
Fraser and Neave Ltd.	1,000	4,677
Genting Singapore PLC	5,000	6,118
Golden Agri-Resources Ltd.	4,000	1,931
Hutchison Port Holdings Trust	4,000	2,919
Keppel Land Ltd.	1,000	2,981
Keppel REIT	1,000	970
Noble Group Ltd.	3,000	2,479
Oversea-Chinese Banking Corp.	1,000	8,365
SembCorp Marine Ltd.	1,000	3,618
Singapore Technologies Engineering Ltd.	1,000	3,391
Singapore Telecommunications Ltd.	6,000	18,221
StarHub Ltd.	1,000	3,576
United Overseas Bank Ltd.	1,000	16,747
Wilmar International Ltd.	3,000	8,345
		114,841
South Korea
Amorepacific Corp.	2	1,640
Amorepacific Group	3	1,059
Cheil Worldwide, Inc.	50	1,232
CJ CheilJedang Corp.	5	1,213

See Notes to Consolidated Financial Statements.

14	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
South Korea (concluded)
CJ Corp.	11	$1,150
Coway Co. Ltd.	29	1,660
Daewoo Engineering & Construction Co. Ltd.	150	1,215
Daewoo International Corp.	40	1,473
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	70	2,204
Doosan Heavy Industries & Construction Co. Ltd.	40	1,633
E-Mart Co. Ltd.	10	2,393
GS Holdings	35	1,927
Halla Climate Control Corp.	30	1,122
Hankook Tire Co. Ltd.	50	2,933
Hynix Semiconductor, Inc.	250	7,523
Hyundai Department Store Co. Ltd.	9	1,433
Hyundai Engineering & Construction Co. Ltd.	41	2,352
Hyundai Glovis Co. Ltd.	13	2,882
Hyundai Heavy Industries Co. Ltd.	27	6,448
Hyundai Mipo Dockyard	8	1,273
Hyundai Mobis	34	9,591
Hyundai Motor Co.	86	20,489
Hyundai Steel Co.	31	2,552
Hyundai Wia Corp.	9	1,550
KCC Corp.	4	1,604
KEPCO Engineering & Construction Co., Inc.	14	743
Kia Motors Corp.	140	8,134
Korea Electric Power Corp.	260	6,944
Korea Gas Corp.	28	1,684
Korea Zinc Co. Ltd.	7	2,029
KT Corp.	100	3,305
KT&G Corp.	44	3,215
Kumho Petro chemical Co. Ltd.	12	1,175
LG Chem Ltd.	23	6,488
LG Display Co. Ltd.	150	3,511
LG Electronics, Inc.	56	3,587
LG Household & Health Care Ltd.	6	3,119
LG Uplus Corp.	150	1,718
Lotte Chemical Corp.	12	2,459
Lotte Shopping Co. Ltd.	11	4,174
NCSoft Corp.	8	1,551
Orion Corp.	2	1,950
POSCO	34	10,150
S-Oil Corp.	41	2,992
Samsung C&T Corp.	63	3,738
Samsung Electro-Mechanics Co. Ltd.	26	1,994
Samsung Electronics Co. Ltd.	57	78,606
Samsung Engineering Co. Ltd.	15	1,058
Samsung Heavy Industries Co. Ltd.	90	3,300
Samsung Life Insurance Co. Ltd.	71	6,991
Samsung SDI Co. Ltd.	17	2,834
Samsung Securities Co. Ltd.	26	1,153
Samsung Techwin Co. Ltd.	21	1,145
Seoul Semiconductor Co. Ltd.	54	2,247
SK C&C Co. Ltd.	19	2,048
SK Innovation Co. Ltd.	34	4,765
SK Telecom Co. Ltd.	33	7,191
		266,549
Spain
Banco Bilbao Vizcaya Argentaria SA	2,166	25,314
Banco Bilbao Vizcaya Argentaria SA — Rights	2,166	320
Banco Santander SA	4,169	36,959

	Shares	Value
Reference Entity — Long
Spain (concluded)
Banco Santander SA — Rights	4,169	$889
Gamesa Corp. Tecnologica SA	134	1,294
Indra Sistemas SA	130	2,144
International Consolidated Airlines Group SA	643	3,571
Mapfre SA	1,061	4,261
Obrascon Huarte Lain SA	32	1,340
Tecnicas Reunidas SA	48	2,471
Telefonica SA	1,713	30,147
		108,710
Sweden
Alfa Laval AB	142	3,239
Atlas Copco AB, Class A	414	11,471
Investment AB Kinnevik, Class B	119	4,380
Sandvik AB	439	5,932
Scania AB, Class B	273	5,472
SKF AB, Class B	159	4,207
Svenska Cellulosa AB, B Shares	340	9,639
Telefonaktiebolaget LM Ericsson, Class B	1,377	16,471
Volvo AB, Class B	748	9,600
		70,411
Switzerland
ABB Ltd., Registered Shares	807	20,561
Cie Financiere Richemont SA, Class A	227	23,211
Clariant AG	116	2,044
DKSH Holding AG	21	1,752
Dufry AG	11	1,777
Givaudan SA, Registered Shares	4	5,673
Glencore Xstrata PLC	4,704	25,600
Holcim Ltd., Registered Shares	114	8,479
Julius Baer Group Ltd.	88	4,317
Nestle SA, Registered Shares	1,517	109,503
Noble Corp.	90	3,393
OC Oerlikon Corp. AG	108	1,510
Schindler Holding AG, Participation Certificates	40	5,669
SGS SA, Registered Shares	3	7,019
Sika AG	1	3,153
Sulzer AG, Registered Shares	12	1,877
The Swatch Group AG	22	14,051
Syngenta AG, Registered Shares	33	13,319
		252,908
United Kingdom
3i Group PLC	369	2,205
Afren PLC	688	1,739
Aggreko PLC	95	2,450
Anglo American PLC	496	11,793
Antofagasta PLC	345	4,715
Ashmore Group PLC	270	1,750
Aveva Group PLC	63	2,610
BG Group PLC	1,327	27,070
British American Tobacco PLC	671	37,021
Burberry Group PLC	156	3,833
Cairn Energy PLC	384	1,740
CSR PLC	179	1,577
Diageo PLC	864	27,542
Eurasian Natural Resources Corp. PLC	448	1,614
Evraz PLC	520	983
Fresnillo PLC	266	4,158
G4S PLC	695	2,919
Gulf Keystone Petroleum Ltd.	493	1,374

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	15

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
United Kingdom (concluded)
HSBC Holdings PLC	7,126	$78,111
International Personal Finance PLC	162	1,497
Intertek Group PLC	55	2,934
Investec PLC	347	2,428
Kazakhmys PLC	189	795
Lonmin PLC	370	1,911
Man Group PLC	696	991
Mondi PLC	167	2,982
Old Mutual PLC	1,729	5,635
Petrofac Ltd.	121	2,838
Premier Oil PLC	183	1,018
Randgold Resources Ltd.	34	2,522
Rexam PLC	270	2,248
Rotork PLC	28	1,283
Royal Dutch Shell PLC, Class B	2,361	81,738
SABMiller PLC	550	28,677
Standard Chartered PLC	925	22,209
Tullow Oil PLC	379	5,729
Vedanta Resources PLC	95	1,619
Vodafone Group PLC	23,372	85,606
		469,864
United States
Advanced Micro Devices, Inc.	236	788
The AES Corp.	256	3,607
Air Lease Corp.	35	1,029
Altera Corp.	115	3,864
Applied Materials, Inc.	423	7,551
Atmel Corp.	142	1,034
Avon Products, Inc.	150	2,625
Broadcom Corp., Class A	203	5,424
Bunge Ltd.	52	4,271
Caterpillar, Inc.	234	19,506
Citigroup, Inc.	1,132	55,219
Cliffs Natural Resources, Inc.	57	1,464
Corning, Inc.	500	8,545
Cree, Inc.	42	2,551
Dresser-Rand Group, Inc.	26	1,580
Dril-Quip, Inc.	14	1,644
Expeditors International of Washington, Inc.	73	3,306
Fluor Corp.	58	4,305
FMC Corp.	47	3,420
Herbalife Ltd.	35	2,269

	Shares	Value
Reference Entity — Long
United States (concluded)
The Home Depot, Inc.	646	$50,317
Intel Corp.	1,788	43,681
IPG Photonics Corp.	18	1,193
Jabil Circuit, Inc.	69	1,439
Kansas City Southern	37	4,496
KBR, Inc.	51	1,762
KLA-Tencor Corp.	59	3,870
Kosmos Energy Ltd.	128	1,364
Lam Research Corp.	58	3,145
Las Vegas Sands Corp.	283	19,872
Lear Corp.	31	2,399
LSI Corp.	184	1,560
Marvell Technology Group Ltd.	170	2,040
Maxim Integrated Products, Inc.	105	3,118
MGM Resorts International	170	3,237
Microchip Technology, Inc.	70	3,007
Micron Technology, Inc.	365	6,453
Molex, Inc.	57	2,200
The Mosaic Co.	154	7,061
Newfield Exploration Co.	49	1,492
Newmont Mining Corp.	182	4,961
Nu Skin Enterprises, Inc., Class A	20	2,339
NVIDIA Corp.	217	3,294
ON Semiconductor Corp.	151	1,066
Pall Corp.	38	3,060
Philip Morris International, Inc.	564	50,264
QUALCOMM, Inc.	600	41,682
Royal Gold, Inc.	25	1,201
Samsonite International SA	600	1,640
SanDisk Corp.	84	5,838
Schlumberger Ltd.	465	43,580
Skyworks Solutions, Inc.	68	1,753
Teradyne, Inc.	66	1,154
Texas Instruments, Inc.	396	16,664
Visteon Corp.	17	1,311
Western Digital Corp.	82	5,710
Wynn Resorts Ltd.	35	5,819
Yum! Brands, Inc.	159	10,752
		499,796
Net Value of Reference Entity — Goldman Sachs & Co.		2,942,729

See Notes to Consolidated Financial Statements.

16	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Consolidated Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2013, expiration dates 12/03/14 — 5/04/15:

	Shares	Value
Reference Entity — Long
Brazil
Cia Brasileira de Distribuicao Grupo Pao de Acucar — Preference Shares	800	$39,675
JBS SA	1,500	5,390
Metalurgica Gerdau SA — Preference Shares	4,100	41,912
Petroleo Brasileiro SA — ADR	8,063	146,424
Petroleo Brasileiro SA — Preference Shares	6,000	54,718
Randon Participacoes SA — Preference Shares	19,300	109,414
Tim Participacoes SA	20,600	105,014
Vale SA — Preference A Shares	8,000	117,275
Vale SA — Preference Shares — ADR	4,960	72,615
		692,437
Chile
Enersis SA — ADR	8,879	146,503
China
Agile Property Holdings Ltd.	80,000	96,546
Agricultural Bank of China Ltd., Class H	6,000	2,891
Bank of China Ltd., Class H	63,000	29,580
BBMG Corp., Class H	158,000	113,366
China Communications Construction Corp. Ltd., Class H	438,000	357,502
China Construction Bank, Class H	26,000	20,229
China Oilfield Services Ltd., Class H	126,000	352,130
China Railway Construction Corp., Class H	126,500	138,747
China Railway Group Ltd., Class H	16,000	9,035
China Shanshui Cement Group Ltd.	30,000	10,686
CNOOC Ltd. — ADR	169	34,190
Guangzhou R&F Properties Co. Ltd., Class H	70,400	123,343
Kingboard Chemical Holdings Ltd.	4,500	11,857
Sinopec Engineering Group Co. Ltd.	38,500	56,379
Zhejiang Expressway Co. Ltd., Class H	160,000	147,521
		1,504,002
Hong Kong
Geely Automobile Holdings Ltd.	355,000	178,950
Shenzhen Investment Ltd.	312,000	124,846
Sino-Ocean Land Holdings Ltd.	18,000	11,414
		315,210
India
ICICI Bank Ltd. — ADR	902	33,663
Malaysia
MISC Bhd	4,000	6,474
Petronas Chemicals Group Bhd	149,300	336,422
		342,896
Mexico
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	2,200	11,446
Kimberly-Clark de Mexico SAB de CV	160,500	487,998
		499,444
Panama
Copa Holdings SA, Class A	3,387	506,492
Peru
Compania de Minas Buenaventura SA — ADR	2,737	39,686

	Shares	Value
Reference Entity — Long
Poland
Telekomunikacja Polska SA — ADR	26,102	$84,568
Russia
Gazprom OAO	51,090	239,601
Gazprom OAO — ADR	24,378	227,871
Lukoil OAO	1,764	115,594
Lukoil OAO — ADR	2,895	189,605
Sistema JSFC — GDR	4,359	116,628
Surgutneftegas OAO — Preference Shares	56,900	42,326
		931,625
South Africa
Harmony Gold Mining Co. Ltd. — ADR	12,395	42,143
Mr Price Group Ltd.	12,770	200,985
Netcare Ltd.	37,467	92,972
Reunert Ltd.	479	3,364
		339,464
South Korea
Dongbu Insurance Co. Ltd.	211	9,442
Doosan Corp.	208	27,865
Grand Korea Leisure Co. Ltd.	210	7,649
Halla Climate Control Corp.	4,270	159,667
Hanil E-Wha Co. Ltd.	760	15,706
Hanwha Corp.	2,140	81,000
Hyundai Engineering & Construction Co. Ltd.	2,203	126,386
Kia Motors Corp.	1,497	86,977
Korea Aerospace Industries Ltd.	17,590	464,193
LG Fashion Corp.	980	30,018
Maeil Dairy Industry Co. Ltd.	509	20,993
Neowiz Games Corp.	228	3,712
RFTech Co. Ltd.	2,915	33,327
SK C&C Co. Ltd.	424	45,697
SK Hynix, Inc.	4,300	129,391
STX Pan Ocean Co. Ltd.	4,130	4,378
Sung Kwang Bend Co. Ltd.	1,496	40,955
		1,287,356
Taiwan
AU Optronics Corp.	164,000	53,643
Catcher Technology Co. Ltd.	9,000	52,327
Everlight Electronics Co. Ltd.	61,000	115,255
Far Eastern Department Stores Co. Ltd.	60,770	65,365
Far Eastern New Century Corp.	320,280	367,888
Inventec Corp.	620,000	554,937
Largan Precision Co. Ltd.	2,000	68,107
Merida Industry Co. Ltd.	28,000	211,971
Motech Industries, Inc.	86,000	160,012
Phison Electronics Corp.	24,000	172,477
President Chain Store Corp.	58,000	423,050
Vanguard International Semiconductor Corp.	106,000	114,579
Wistron NeWeb Corp.	8,000	19,268
		2,378,879
Thailand
BEC World PCL	121,300	227,011
PTT Global Chemical PCL	93,700	236,320
Samart Corp. PCL	28,500	18,496
Thai Airways International PCL	62,800	40,959
		522,786

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	17

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	31,014	$44,278
Eregli Demir ve Celik Fabrikalari TAS	50,805	70,246
		114,524
United Kingdom
SABMiller PLC	4,796	249,076
Total Reference Entity — Long		9,988,611

Reference Entity — Short
Brazil
Aliansce Shopping Centers SA	(2,900)	(28,052)
Anhanguera Educacional Participacoes SA	(22.900)	(136,979)
BR Malls Participacoes SA	(300)	(2,906)
BR Properties SA	(28,900)	(245,112)
Braskem SA — ADR	(642)	(11,318)
BRF SA	(1,300)	(30,524)
BRF SA — ADR	(9,176)	(214,994)
CCR SA	(3,300)	(27,444)
Cielo SA	(9,400)	(285,332)
CPFL Energia SA — ADR	(46)	(776)
EcoRodovias Infraestrutura e Logistica SA	(8,300)	(56,316)
Embraer SA — ADR	(7,690)	(226,009)
Eneva SA	(9,700)	(19,485)
Equatorial Energia SA	(21,500)	(222,659)
Fibria Celulose SA — ADR	(11,288)	(147,308)
Gol Linhas Aereas Inteligentes SA — ADR	(13,703)	(70,845)
Totvs SA	(10,900)	(184,797)
		(1,910,856)
Chile
Banco Santander Chile — ADR	(220)	(5,403)
Empresa Nacional de Electricidad SA — ADR	(5,866)	(264,557)
Latam Airlines Group SA — ADR	(191)	(3,161)
Sociedad Quimica y Minera de Chile SA — ADR	(1,320)	(36,445)
		(309,566)
China
China Life Insurance Co. Ltd.	(103,000)	(271,897)
China Longyuan Power Group Corp., Class H	(229,000)	(263,470)
China National Building Material Co. Ltd., Class H	(16,000)	(15,644)
China Shipping Development Co. Ltd., Class H	(6,000)	(3,395)
China Yurun Food Group Ltd.	(125,000)	(82,793)
CITIC Securities Co. Ltd.	(9,500)	(19,945)
Daphne International Holdings Ltd.	(66,000)	(34,409)
ENN Energy Holdings Ltd.	(6,000)	(35,573)
Guangzhou Automobile Group Co. Ltd., Class H	(60,000)	(71,134)
Hengan International Group Co. Ltd.	(1,000)	(12,244)
Shenzhou International Group Holdings Ltd.	(2,000)	(6,896)
Shui On Land Ltd.	(276,500)	(96,436)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	(87,000)	(22,978)
Weichai Power Co. Ltd., Class H	(1,000)	(4,003)
Zhongsheng Group Holdings Ltd.	(106,000)	(169,675)
		(1,110,492)

	Shares	Value
Reference Entity — Short
Hong Kong
Beijing Enterprises Holdings Ltd.	(9,000)	$(73,878)
Bosideng International Holdings Ltd.	(650,000)	(150,070)
Brilliance China Automotive Holdings Ltd.	(100,000)	(174,918)
China Everbright International Ltd.	(33,000)	(32,898)
China Mengniu Dairy Co. Ltd.	(18,000)	(79,180)
China State Construction International Holdings Ltd.	(70,000)	(117,944)
Dah Chong Hong Holdings Ltd.	(17,000)	(14,430)
		(643,318)
India
Dr Reddy’s Laboratories Ltd.	(3,159)	(125,254)
Larsen & Toubro Ltd. — GDR — GDR	(7,216)	(110,500)
		(235,754)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(14,000)	(4,839)
Malaysia
Genting Plantations BHD	(1,700)	(5,860)
IHH Healthcare BHD	(3,200)	(4,190)
Petronas Gas BHD	(1,200)	(9,329)
Sapurakencana Petroleum BHD	(24,800)	(31,445)
UEM Sunrise BHD	(34,200)	(25,341)
		(76,165)
Mexico
Compartamos SAB de CV	(51,500)	(100,338)
Empresas ICA SAB de CV	(26,700)	(50,690)
Fibra Uno Administracion SA de CV	(34,200)	(106,370)
Industrias CH SAB de CV, Series B	(300)	(1,478)
Mexichem SAB de CV	(122,200)	(510,351)
		(769,227)
Philippines
Philippine Long Distance Telephone Co.	(12)	(794)
Poland
Polski Koncern Naftowy Orlen SA	(2,459)	(34,690)
Polskie Gornictwo Naftowe i Gazownictwo SA	(1,170)	(2,152)
		(36,842)
Russia
Novolipetsk Steel OJSC — GDR	(7,817)	(133,192)
Severstal OAO — GDR	(3,189)	(27,779)
Uralkali OJSC — GDR	(5,874)	(156,742)
		(317,713)
South Africa
Exxaro Resources Ltd.	(12,589)	(192,793)
Massmart Holdings Ltd.	(15,772)	(252,866)
Northam Platinum Ltd.	(9,573)	(39,324)
Remgro Ltd.	(14,997)	(305,377)
Sappi Ltd.	(8,338)	(24,552)
Shoprite Holdings Ltd.	(10,634)	(194,736)
		(1,009,648)
South Korea
CJ CheilJedang Corp.	(44)	(10,678)
CrucialTec Co. Ltd.	(1,293)	(16,139)
Daewoo Engineering & Construction Co. Ltd.	(16,620)	(134,664)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	(4,110)	(129,422)

See Notes to Consolidated Financial Statements.

18	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
South Korea (concluded)
Danal Co. Ltd.	(865)	$(8,013)
GS Engineering & Construction Corp.	(2,830)	(95,548)
Hotel Shilla Co. Ltd.	(2,779)	(179,519)
Hyundai Development Co.	(1,680)	(37,344)
Hyundai Heavy Industries Co. Ltd.	(675)	(161,188)
Hyundai Mipo Dockyard	(4,364)	(694,577)
Joymax Co. Ltd.	(716)	(26,893)
LG Household & Health Care Ltd.	(16)	(8,317)
Lumens Co. Ltd.	(1,530)	(13,729)
NAVER Corp.	(12)	(6,734)
Nexen Tire Corp.	(610)	(9,145)
Orion Corp	(11)	(10,727)
Osstem Implant Co. Ltd.	(156)	(3,982)
Posco ICT Co. Ltd.	(237)	(1,828)
Samsung Engineering Co. Ltd.	(3,631)	(256,016)
Samsung Fine Chemicals Co. Ltd.	(1,700)	(76,840)
Samsung SDI Co. Ltd.	(1,240)	(206,697)
SK Telecom Co. Ltd.	(4,460)	(109,328)
WeMade Entertainment Co. Ltd.	(955)	(42,527)
		(2,239,855)
Taiwan
China Development Financial Holding Corp.	(322,000)	(96,244)
Compal Electronics, Inc.	(226,000)	(176,834)
Evergreen Marine Corp. Taiwan Ltd.	(477,000)	(280,636)
Formosa Petrochemical Corp.	(159,000)	(427,153)
Foxconn Technology Co. Ltd.	(93,450)	(234,849)
Hotai Motor Co. Ltd.	(2,000)	(23,792)
Medigen Biotechnology Corp.	(198)	(1,394)
Nan Kang Rubber Tire Co. Ltd.	(4,000)	(5,140)
Nan Ya Plastics Corp.	(15,000)	(34,213)
Novatek Microelectronics Corp.	(13,000)	(51,499)
Ruentex Development Co. Ltd.	(34,771)	(72,774)
Siliconware Precision Industries Co. — ADR	(15,269)	(91,461)
Taiwan Glass Industry Corp.	(10,000)	(10,126)
Tripod Technology Corp.	(9,000)	(17,796)
Winbond Electronics Corp.	(92,000)	(23,222)
		(1,547,133)
Thailand
Thai Union Frozen Products PCL	(5,100)	(9,217)
Turkey
Coca-Cola Icecek	(179)	(5,119)
Turkcell Iletisim Hizmetleri — ADR	(4,229)	(66,142)
		(71,261)
Total Reference Entity — Short		(10,292,680)
Net Value of Reference Entity — Goldman Sachs & Co.		$(304,069)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with UBS AG as of October 31, 2013, expiration date 6/13/14:

	Shares	Value
Reference Entity — Long
Austria
IMMOFINANZ AG	7,419	$32,492
Brazil
AES Tiete SA — Preference Shares	1,100	10,754
Aliansce Shopping Centers SA	3,100	29,987
All — America Latina Logistica SA	4,900	17,542
Arteris SA	1,400	12,436
BR Malls Participacoes SA	2,100	20,342
Brasil Brokers Participacoes SA	5,600	14,574
CCR SA	9,700	80,667
Centrais Eletricas Brasileiras SA — Preference B Shares	2,500	13,291
Cia de Saneamento Basico do Estado de Sao Paulo	3,700	39,210
Cia Energetica de Minas Gerais — Preference Shares	5,900	52,490
Cia Energetica de Sao Paulo — Preference B Shares	1,700	17,780
Cia Paranaense de Energia — Preference B Shares	1,100	15,340
Companhia de Saneamento de Minas Gerais — COPASA	600	9,690
CPFL Energia SA	2,700	23,069
EcoRodovias Infraestrutura e Logistica SA	1,800	12,213
EDP — Energias do Brasil SA	2,600	14,856
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,100	4,910
Eneva SA	1,700	3,415
Iguatemi Empresa de Shopping Centers SA	1,900	21,840
Light SA	700	6,168
Localiza Rent a Car SA	1,500	24,440
LPS Brasil Consultoria de Imoveis SA	2,400	16,809
Multiplan Empreendimentos Imobiliarios SA	1,200	28,171
Oi SA — Preference Shares	9,200	15,441
Telefonica Brasil SA — Preference Shares	3,300	72,726
Tim Participacoes SA	9,400	47,919
Tractebel Energia SA	1,800	30,613
		656,693
Chile
AES Gener SA	25,786	15,490
Aguas Andinas SA, Class A	24,144	16,289
Colbun SA	85,569	21,253
Empresa Nacional de Electricidad SA	36,379	55,641
Enersis SA	217,017	72,661
ENTEL Chile SA	1,280	19,705
LATAM Airlines Group SA	3,013	49,942
		250,981
China
Agile Property Holdings Ltd.	10,000	12,068
Air China Ltd., Class H	22,000	15,007
Beijing Capital International Airport Co. Ltd., Class H	22,000	15,513
China Communications Services Corp. Ltd., Class H	26,000	15,936
China COSCO Holdings Co. Ltd., Class H	30,000	14,243

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	19

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
China (concluded)
China Longyuan Power Group Corp., Class H	29,000	$33,365
China Mobile Ltd.	35,500	368,904
China Resources Power Holdings Co.	22,000	57,589
China Shipping Container Lines Co. Ltd., Class H	43,000	10,644
China Shipping Development Co.	14,000	7,921
China Southern Airlines Co. Ltd., Class H	22,000	8,107
China Telecom Corp. Ltd., Class H	150,000	78,353
China Unicom Hong Kong Ltd.	50,000	78,226
COSCO Pacific Ltd.	18,000	26,219
Country Garden Holdings Co. Ltd.	23,000	15,772
Datang International Power Generation Co. Ltd., Class H	32,000	14,656
ENN Energy Holdings Ltd.	8,000	47,431
Golden Wheel Tiandi Holdings Co.	58,000	6,440
Guangzhou R&F Properties Co., Class H	6,400	11,213
Huaneng Power International, Inc., Class H	34,000	35,490
Jiangsu Expressway Co., Class H	12,000	15,106
Kaisa Group Holdings	38,000	11,583
Longfor Properties Co. Ltd.	10,000	16,317
Renhe Commercial Holdings Co.	104,000	5,851
Shimao Property Holdings Ltd.	6,500	16,336
Zhejiang Expressway Co., Class H	16,000	14,752
		953,042
Colombia
Interconexion Electrica SA	4,360	21,565
Isagen SA ESP	8,850	14,124
		35,689
Czech Republic
CEZ AS	1,798	51,741
Telefonica Czech Republic AS	1,235	20,146
		71,887
Hong Kong
Cheung Kong Holdings Ltd.	3,000	46,851
China Gas Holdings Ltd.	36,000	40,150
China Merchants Holdings International Co. Ltd.	12,000	42,540
China Overseas Land & Investment Ltd.	6,000	18,594
Great Eagle Holdings	6,000	21,365
Greentown China Holdings Ltd.	4,500	8,761
Guangdong Investment Ltd.	28,000	24,104
Hang Lung Group	5,000	26,450
Hang Lung Properties Ltd.	8,000	26,345
Henderson Land Development Co.	4,400	26,036
Hongkong Land Holdings	5,000	30,751
Hopson Development Holdings	4,000	4,905
Hysan Development Co.	7,000	32,745
K Wah International Holdings	31,000	17,000
Kerry Properties Ltd.	7,000	30,356
KWG Property Holding Ltd.	14,000	9,064
New World Development Co. Ltd.	12,000	16,601
Poly Property Group Co.	14,000	8,583
Sino Land Co.	18,000	25,245
Sun Hung Kai Properties Ltd.	2,000	26,197
Wharf Holdings Ltd.	3,000	25,246
Yuexiu Property Co.	68,000	18,955
		526,844
Hungary
Magyar Telekom Telecommunications PLC	5,112	7,020

	Shares	Value
Reference Entity — Long
Indonesia
Alam Sutera Realty Tbk PT	124,000	$6,687
Bekasi Fajar Industrial Estate Tbk PT	164,500	7,424
Ciputra Development Tbk PT	106,500	9,717
Modernland Realty Tbk PT	124,500	8,941
Pakuwon Jati Tbk PT	394,500	10,825
Perusahaan Gas Negara Persero Tbk PT	122,000	55,180
PT Bumi Serpong Damai	99,500	13,802
PT Indosat Tbk	14,500	5,656
PT Jasa Marga Persero Tbk	23,000	10,707
PT Telekomunikasi Indonesia Persero Tbk	264,500	55,019
PT XL Axiata Tbk	28,500	11,305
Sentul City Tbk PT	369,500	7,036
Summarecon Agung Tbk PT	112,000	10,414
		212,713
Malaysia
AirAsia Bhd	14,300	12,140
IGB Real Estate Investment Trust	45,300	17,222
Malaysia Airports Holdings Bhd	6,000	15,991
MISC Bhd	12,400	20,070
Tebrau Teguh BHD	27,600	11,807
UEM Land Holdings Bhd	24,200	17,931
YTL Corp. Bhd	52,700	27,553
YTL Power International Bhd	24,900	14,993
		137,707
Mexico
America Movil SAB de CV, Series L	433,600	465,263
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	3,500	18,209
Grupo Aeroportuario del Sureste SAB de CV, B Shares	2,200	26,296
		509,768
Philippines
Aboitiz Power Corp.	19,900	15,666
Ayala Land, Inc.	34,900	23,759
Energy Development Corp.	82,800	11,112
Globe Telecom, Inc.	360	14,503
International Container Terminal Services, Inc.	8,480	20,416
Megaworld Corp.	212,000	18,809
Philippine Long Distance Telephone Co.	465	30,857
SM Prime Holdings, Inc.	73,400	32,514
		167,636
Poland
Enea SA	1,198	5,638
PGE SA	8,101	47,321
Tauron Polska Energia SA	11,390	18,580
Telekomunikacja Polska SA — ADR	7,860	25,466
		97,005
Russia
Federal Grid Co. Unified Energy System JSC	3,280,000	10,078
Federal Hydrogenerating Co. JSC	1,378,000	24,194
IDGC Holding JSC	198,000	5,340
Inter Rao Ues OAO	21,800,000	6,363
Rostelecom OJSC	12,950	47,468
		93,443

See Notes to Consolidated Financial Statements.

20	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Singapore
Ascendas Real Estate Investment Trust	25,000	$47,533
CapitaCommercial Trust	35,000	41,415
CapitaLand Ltd.	10,000	25,055
CapitaMalls Asia Ltd.	18,000	29,232
City Developments Ltd.	4,000	33,109
Keppel Land Ltd.	11,000	32,794
Keppel REIT	10,000	9,703
Suntec Real Estate Investment Trust	35,000	48,173
Yanlord Land Group	15,000	14,880
		281,894
South Africa
Growthpoint Properties Ltd.	19,303	49,085
MTN Group Ltd.	18,279	363,335
Vodacom Group Ltd.	4,060	46,570
		458,990
South Korea
Hyundai Glovis Co.	149	33,035
Hyundai Merchant Marine Co.	620	8,037
Korea Electric Power Corp.	2,790	74,509
Korea Gas Corp.	271	16,295
KT Corp.	380	12,560
LG Uplus Corp.	2,360	27,022
SK Telecom Co.	115	25,061
		196,519
Taiwan
China Airlines Ltd.	33,000	11,954
Chong Hong Construction Co.	6,000	19,718
Chunghwa Telecom Co.	23,000	73,841
Eva Airways Corp.	21,000	11,690
Evergreen Marine Corp. Taiwan	19,000	11,178
Farglory Land Development Co.	14,000	25,716
Huaku Development Co.	9,000	25,205
Huang Hsiang Construction Co.	10,000	20,085
Hung Sheng Construction	34,000	29,047
Kingdom Construction Co.	15,000	18,542
Kuoyang Construction Co.	4,393	2,937
Prince Housing & Development Corp.	34,100	21,969
Radium Life Tech Co.	23,457	20,526
Ruentex Development Co.	9,000	18,837
U-Ming Marine Transport Corp.	5,000	8,211
Wan Hai Lines Ltd.	11,000	5,928
Yang Ming Marine Transport Corp.	16,000	7,095
		332,479

	Shares	Value
Reference Entity — Long
Thailand
Advanced Info Service PCL — NVDR	7,800	$63,872
Airports of Thailand PCL — NVDR	4,800	32,667
Amata Corp. PCL — NVDR	17,500	9,597
Ananda Development PCL	88,100	7,223
AP Thailand PCL	80,900	14,146
Bangkokland PCL	161,500	8,903
Central Pattana PCL — NVDR	13,300	20,456
Glow Energy PCL — NVDR	5,700	13,305
Hemaraj Land and Development PCL	132,700	14,773
Land and Houses PCL	42,700	15,069
Malee Sampran PCL	3,900	4,506
MDX PCL	9,700	3,174
Nawarat Patanakarn PCL	6,112	244
Nawarat Patanakarn PCL — NVDR	48,900	4,393
Property Perfect PCL	191,200	6,679
Pruksa Real Estate PCL	15,000	10,702
Quality Houses PCL	82,200	7,986
Raimon Land PCL	162,500	6,505
Sansiri PCL	114,000	8,167
SC Asset Corp. PCL	72,900	8,778
Siam Future Development PCL	37,400	7,974
Supalai PCL	30,900	17,490
Thai Factory Development PCL	13,900	3,961
TICON Industrial Connection PCL	19,900	11,351
Univentures PCL	14,300	3,559
		305,480
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,689	18,174
Nurol Gayrimenkul Yatirim Ortakligi	1,788	5,167
Sinpas Gayrimenkul Yatirim Ortakligi	23,290	12,811
TAV Havalimanlari Holding AS	1,732	12,532
Turk Hava Yollari	6,207	24,202
Turk Telekomunikasyon AS	5,833	20,100
Turkcell Iletisim Hizmetleri AS	8,265	51,290
		144,276
Net Value of Reference Entity — UBS AG		$5,472,558

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	21

Consolidated Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of October 31, 2013, expiration dates 6/13/14 — 10/03/14:

	Shares	Value
Reference Entity — Long
Brazil
AES Tiete SA — Preference Shares	12,500	$122,199
BM&FBovespa SA	11,400	64,272
Cia de Saneamento Basico do Estado de Sao Paulo	900	9,537
Companhia Siderurgica Nacional SA	13,400	72,916
JBS SA	24,500	88,039
Metalurgica Gerdau SA — Preference Shares	14,400	147,201
Petroleo Brasileiro SA — Preference Shares	13,400	122,204
Rossi Residencial SA	6,700	8,255
Vale SA — Preference A Shares	9,800	143,662
		778,285
Chile
Cia Cervecerias Unidas SA	2,073	27,803
Enersis SA	799,134	267,564
ENTEL Chile SA	14,601	224,771
		520,138
China
Agile Property Holdings Ltd.	46,000	55,514
Bank of China Ltd., Class H	11,000	5,165
China Communications Construction Corp. Ltd., Class H	466,000	380,356
China Construction Bank, Class H	17,000	13,226
China Oilfield Services Ltd., Class H	22,000	61,483
China Railway Group Ltd., Class H	133,000	75,104
China Shanshui Cement Group Ltd.	175,000	62,332
China Shenhua Energy Co. Ltd., Class H	42,500	129,280
GOME Electrical Appliances Holdings Ltd.	321,000	49,679
Guangzhou R&F Properties Co. Ltd., Class H	4,000	7,008
Kingboard Chemical Holdings Ltd.	1,500	3,947
Shanghai Industrial Holdings Ltd.	1,000	3,308
Zhejiang Expressway Co. Ltd., Class H	160,000	147,521
		993,923
Egypt
Telecom Egypt Co.	10,596	20,787
Hong Kong
Franshion Properties China Ltd.	22,000	7,642
Geely Automobile Holdings Ltd.	30,000	15,122
Greentown China Holdings Ltd.	8,000	15,540
KWG Property Holding Ltd.	146,000	94,522
Shenzhen Investment Ltd.	20,000	8,003
Sino-Ocean Land Holdings Ltd.	10,000	6,341
		147,170
Indonesia
Perusahaan Gas Negara Persero Tbk PT	108,000	48,848
Malaysia
MISC Bhd	2,300	3,722
Petronas Chemicals Group Bhd	85,600	192,885
		196,607
Mexico
Kimberly-Clark de Mexico SAB de CV	68,600	208,577
Philippines
Jollibee Foods Corp.	2,890	11,870
Universal Robina Corp.	69,680	205,670
		217,540

	Shares	Value
Reference Entity — Long
Poland
Telekomunikacja Polska SA — ADR	12,120	$39,268
Russia
Gazprom OAO	6,050	28,373
Gazprom OAO — ADR	4,325	40,428
Lukoil OAO	100	6,553
Lukoil OAO — ADR	1,186	77,676
Pharmstandard OJSC — GDR	90	1,196
Surgutneftegas OAO — Preference Shares	103,146	76,726
		230,952
South Africa
Imperial Holdings Ltd.	126	2,677
Life Healthcare Group Holdings Ltd.	5,858	23,894
Netcare Ltd.	11,881	29,482
The Spar Group Ltd.	653	8,359
Vodacom Group Ltd.	6,788	77,861
		142,273
South Korea
Chabio & Diostech Co. Ltd.	4,314	41,868
Doosan Corp.	4,916	658,575
Hankook Tire Co. Ltd.	2,733	160,330
Hanwha Corp.	16,310	617,343
Hyosung Corp.	980	66,067
Hyundai Engineering & Construction Co. Ltd.	1,336	76,646
KCC Corp.	219	87,824
Kia Motors Corp.	90	5,229
Korea Aerospace Industries Ltd.	1,970	52,001
LG Hausys Ltd.	78	9,441
LG International Corp.	1,080	30,306
LIG Insurance Co. Ltd.	170	4,231
Partron Co. Ltd.	1,725	27,778
RFTech Co. Ltd.	367	4,196
		1,841,835
Taiwan
AU Optronics Corp.	535,000	174,994
Chimei Innolux Corp.	319,000	126,511
Everlight Electronics Co. Ltd.	25,000	47,236
Far Eastern Department Stores Co. Ltd.	116,390	125,191
Inventec Corp.	38,000	34,012
Largan Precision Co. Ltd.	3,000	102,160
Phison Electronics Corp.	27,000	194,037
President Chain Store Corp.	34,000	247,995
Sercomm Corp.	4,000	5,584
Wistron NeWeb Corp.	247,000	594,893
		1,652,613
Thailand
BEC World PCL	32,900	61,572
PTT Global Chemical PCL	1,000	2,522
Siam Cement PCL, Foreign Registered Shares	9,400	132,702
		196,796
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	47,436	67,939
TAV Havalimanlari Holding AS	29,860	216,058
		283,997
Total Reference Entity — Long		7,519,609

See Notes to Consolidated Financial Statements.

22	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Brazil
BR Properties SA	(100)	$(848)
China
China COSCO Holdings Co. Ltd., Class H	(342,000)	(162,372)
China Life Insurance Co. Ltd.	(5,000)	(13,199)
China Longyuan Power Group Corp., Class H	(64,000)	(73,634)
Daphne International Holdings Ltd.	(12,000)	(6,256)
Guangzhou Automobile Group Co. Ltd., Class H	(56,000)	(66,392)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(124,000)	(116,435)
Shenzhou International Group Holdings Ltd.	(1,000)	(3,448)
Sun Art Retail Group Ltd.	(169,500)	(277,633)
		(719,369)
Egypt
Global Telecom Holding — GDR	(3,818)	(12,921)
Hong Kong
Beijing Enterprises Holdings Ltd.	(8,500)	(69,774)
Beijing Enterprises Water Group Ltd.	(6,000)	(2,670)
Brilliance China Automotive Holdings Ltd.	(4,000)	(6,997)
China Mengniu Dairy Co. Ltd.	(5,000)	(21,994)
China Overseas Grand Oceans Group Ltd.	(6,000)	(7,150)
China State Construction International Holdings Ltd.	(68,000)	(114,574)
Dah Chong Hong Holdings Ltd.	(17,000)	(14,430)
GCL-Poly Energy Holdings Ltd.	(1,541,000)	(472,811)
Haier Electronics Group Co. Ltd.	(45,000)	(96,057)
		(806,457)
India
Larsen & Toubro Ltd. — GDR	(9,024)	(138,186)
Malaysia
CIMB Group Holdings BHD	(2,100)	(4,992)
Maxis BHD	(3,700)	(8,432)
Petronas Dagangan BHD	(300)	(2,909)
Sapurakencana Petroleum BHD	(31,100)	(39,433)
UEM Sunrise BHD	(64,200)	(47,569)
		(103,335)
Mexico
Fibra Uno Administracion SA de CV	(4,000)	(12,441)
Industrias CH SAB de CV, Series B	(17,900)	(88,215)
Minera Frisco SAB de CV, Series A1	(15,100)	(38,609)
		(139,265)
Poland
Polski Koncern Naftowy Orlen SA	(10,429)	(147,127)
Russia
MegaFon OAO — GDR	(5,627)	(204,149)
MMC Norilsk Nickel OJSC — ADR	(1,590)	(24,018)
NovaTek OAO — GDR	(1,915)	(268,541)
Novolipetsk Steel OJSC — GDR	(5,715)	(97,376)
Rosneft OAO — GDR	(33,981)	(268,102)
Uralkali OJSC — GDR	(627)	(16,731)
		(878,917)
South Africa
Anglo American Platinum Ltd.	(1,529)	(61,810)

	Shares	Value
Reference Entity — Short
South Korea
Amorepacific Corp.	(253)	$(207,504)
CTC BIO, Inc.	(278)	(5,619)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	(6,070)	(191,141)
Doosan Infracore Co. Ltd.	(1,960)	(28,054)
GS Engineering & Construction Corp.	(3,770)	(127,285)
Hotel Shilla Co. Ltd.	(789)	(50,968)
Hyundai Development Co.	(6,720)	(149,374)
Hyundai Heavy Industries Co. Ltd.	(67)	(16,000)
LG Electronics, Inc.	(560)	(35,871)
Lumens Co. Ltd.	(278)	(2,495)
NAVER Corp.	(134)	(75,196)
OCI Co. Ltd.	(987)	(178,617)
Orion Corp	(142)	(138,475)
Osstem Implant Co. Ltd.	(599)	(15,291)
		(1,221,890)
Taiwan
Acer, Inc.	(247,000)	(161,380)
China Petrochemical Development Corp.	(450,000)	(226,306)
Eva Airways Corp.	(24,000)	(13,360)
Evergreen Marine Corp. Taiwan Ltd.	(5,000)	(2,942)
FLEXium Interconnect, Inc.	(2,000)	(6,229)
Formosa Plastics Corp.	(2,000)	(5,432)
Foxconn Technology Co. Ltd.	(43,050)	(108,189)
G Tech Optoelectronics Corp.	(69,000)	(120,693)
Genesis Photonics, Inc.	(65,000)	(38,255)
Hiwin Technologies Corp.	(1,000)	(7,877)
Hotai Motor Co. Ltd.	(58,000)	(689,973)
HTC Corp.	(18,000)	(88,350)
ILI Technology Corp.	(17,000)	(35,025)
Macronix International	(1,173,000)	(274,206)
MStar Semiconductor, Inc.	(22,000)	(226,958)
Nan Ya Plastics Corp.	(6,000)	(13,685)
Newmax Technology Co. Ltd.	(1,000)	(3,312)
Radium Life Tech Co. Ltd.	(99,000)	(86,628)
Winbond Electronics Corp.	(68,000)	(17,164)
Wintek Corp.	(739,000)	(276,044)
Yang Ming Marine Transport Corp.	(233,000)	(103,327)
		(2,505,335)
Thailand
Advanced Info Service PCL	(9,300)	(76,193)
Charoen Pokphand Foods PCL	(430,600)	(336,179)
Jasmine International PCL	(316,100)	(85,817)
Minor International PCL	(263,500)	(234,928)
		(733,117)
Turkey
Arcelik	(8,479)	(53,995)
Coca-Cola Icecek	(154)	(4,404)
Trakya Cam Sanayii	(80,533)	(99,751)
Turk Hava Yollari	(1,159)	(4,519)
Turk Telekomunikasyon	(26,622)	(91,738)
Turkcell Iletisim Hizmetleri	(20,719)	(128,574)
		(382,981)
Total Reference Entity — Short		(7,851,558)
Net Value of Reference Entity — UBS AG		$(331,949)

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	23

Consolidated Schedule of Investments (concluded)

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Foreign Agency Obligations	—	$5,392,122	—	$5,392,122
Foreign Government Obligations	—	19,267,502	—	19,267,502
Investment Companies	$3,210,218	—	—	3,210,218
Short-Term Securities	20,416,832	—	—	20,416,832
Total	$23,627,050	$24,659,624	—	$48,286,674

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$1,377,426	—	$1,377,426
[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(6,355)	—	$(6,355)
Cash received as collateral for swaps	—	(1,253,619)	—	(1,253,619)
Total	—	$(1,259,974)	—	$(1,259,974)

There were no transfers between Level 1 and Level 2 during the period ended October 31, 2013.

See Notes to Consolidated Financial Statements.

24	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Consolidated Statement of Assets and Liabilities

October 31, 2013
Assets
Investments at value — unaffiliated (cost — $26,098,460)	$24,659,624
Investments at value — affiliated (cost — $23,406,316)	23,627,050
Unrealized appreciation on swaps	1,377,426
Interest receivable	290,807
Deferred offering costs	123,823
Prepaid expenses	59
Total assets	50,078,789

Liabilities
Cash received as collateral for swaps	1,253,619
Offering costs payable	37,892
Investment advisory fees payable	19,995
Bank overdraft	6,355
Administration fees payable	4,078
Officer’s and Trustees’ fees payable	832
Service and distribution fees payable	62
Other accrued expenses payable	81,519
Total liabilities	1,404,352
Net Assets	$48,674,437

Net Assets Consist of
Paid-in capital	$50,039,511
Undistributed net investment income	293,720
Accumulated net realized loss	(1,818,118)
Net unrealized appreciation/depreciation	159,324
Net Assets	$48,674,437

Net Asset Value
Institutional — Based on net assets of $48,532,338 and 5,093,195 shares outstanding, unlimited shares authorized, $0.001 par value	$9.53
Investor A — Based on net assets of $70,633 and 7,419 shares outstanding, unlimited shares authorized, $0.001 par value	$9.52
Investor C — Based on net assets of $71,466 and 7,532 shares outstanding, unlimited shares authorized, $0.001 par value	$9.49

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	25

Consolidated Statement of Operations

Period May 16, 2013[1] to October 31, 2013
Investment Income
Interest	$508,186
Dividends — affiliated	8,475
Total income	516,661

Expenses
Investment advisory	208,609
Administration	15,645
Organization and offering	87,290
Professional	74,473
Printing	5,432
Administration — Institutional	5,206
Administration — Investor A	6
Administration — Investor C	5
Transfer agent — Institutional	148
Transfer agent — Investor A	98
Transfer agent — Investor C	88
Custodian	4,566
Officer and Trustees	2,172
Service — Investor A	51
Service and distribution — Investor C	173
Miscellaneous	6,913
Total expenses	410,875
Less fees waived by Manager	(94,387)
Less administration waived — Institutional	(5,206)
Less administration waived — Investor A	(5)
Less administration waived — Investor C	(4)
Less transfer agent fees waived and/or reimbursed — Institutional	(148)
Less transfer agent fees waived and/or reimbursed — Investor A	(98)
Less transfer agent fees waived and/or reimbursed — Investor C	(88)
Less fees reimbursed by Manager	(18,662)
Total expenses after fees waived and/or reimbursed	292,277
Net investment income	224,384

Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments — unaffiliated	(321,150)
Capital gain distributions received from affiliated investment companies	15,853
Swaps	(1,512,205)
(1,817,502)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(1,438,836)
Investments — affiliated	220,734
Swaps	1,377,426
159,324
Total realized and unrealized loss	(1,658,178)
Net Decrease in Net Assets Resulting from Operations	$(1,433,794)
[1]	Commencement of operations.

See Notes to Consolidated Financial Statements.

26	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Consolidated Statement of Changes in Net Assets

Increase (Decrease) in Net Assets:	Period May 16, 2013[1] to October 31, 2013

Operations
Net investment income	$224,384
Net realized loss	(1,817,502)
Net change in unrealized appreciation/depreciation	159,324
Net decrease in net assets resulting from operations	(1,433,794)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	50,108,231

Net Assets
Total increase in net assets	48,674,437
Beginning of period	—
End of period	$48,674,437
Undistributed net investment income, end of period	$293,720
[1]	Commencement of operations.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	27

Consolidated Financial Highlights

	Period May 16, 2013[1] to October 31, 2013
	Institutional		Investor A		Investor C

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00		$10.00
Net investment income[2]	0.05		0.04		0.00	[3]
Net realized and unrealized loss	(0.52)		(0.52)		(0.51)
Net increase from investment operations	(0.47)		(0.48)		(0.51)
Net asset value, end of period	$9.53		$9.52		$9.49

Total Investment Return[4]
Based on net asset value	(4.70)%	[5]	(4.80)%	[5]	(5.10)%	[5]

Ratios to Average Net Assets
Total expenses	1.92%	[6,7,8]	2.63%	[6,7,8]	3.43%	[6,7,8]
Total expenses after fees waived and/or reimbursed	1.40%	[6,8]	1.65%	[6,8]	2.40%	[6,8]
Net investment income	1.08%	[6,8]	0.82%	[6,8]	0.06%	[6,8]

Supplemental Data
Net assets, end of period (000)	$48,532		$71		$71
Portfolio turnover[9]	12%		12%		12%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C Shares would have been 1.97%, 2.66% and 3.47%, respectively.
[8]	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12%.
[9]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

28	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Notes to Consolidated Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Emerging Market Allocation Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Emerging Market Allocation Fund, Ltd. (the “Subsidiary”), which is a wholly owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and other derivatives and still satisfy Regulated Investment Company (“RIC”) tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. During the period ended October 31, 2013, there were no transactions in the Subsidiary. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

2. Significant Accounting Policies:

The Fund’s consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	29

Notes to Consolidated Financial Statements (continued)

for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee or its delegate using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., swaps), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable

30	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Notes to Consolidated Financial Statements (continued)

return of capital. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax return remains open for the period ended October 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Manager. During the period ended October 31, 2013, the Manager reimbursed the Fund $18,662, which is shown as fees reimbursed by Manager in the Consolidated Statement of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or OTC.

Swaps: The Fund enters into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Total return swaps — The Fund enters into total return swaps to obtain exposure to securities (both long and short) or markets without owning such securities or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	31

Notes to Consolidated Financial Statements (continued)
fixed or floating rate interest payments. The agreement allows the Manager to change the composition of the basket of securities by trading in and out of the underlying equity positions at its discretion and the resulting gains or losses are recorded in the Consolidated Statement of Operations. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying basket of equity securities and financing income payable from the Fund to the counterparty.

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of October 31, 2013
	Derivative Assets
	Consolidated Statement of Assets and Liabilities Location	Value
Equity contracts	Unrealized appreciation on swaps	$1,377,426

The Effect of Derivative Financial Instruments in the Consolidated Statement of Operations Period Ended October 31, 2013
Net Realized Gain (Loss) From
Equity contracts:
Swaps	$(1,512,205)

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Swaps	$1,377,426

For the period ended October 31, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

Total return swaps:
Average number of contracts	6
Average notional amount	$24,616,977

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer is required, which is determined at the close of business of the Fund and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully

32	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Notes to Consolidated Financial Statements (continued)

collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

At October 31, 2013, the Fund’s derivative assets and liabilities (by type) are as follows:

Assets
Derivative Financial Instruments:
Swaps	$1,377,426
Derivatives not subject to master netting agreement or similar agreement (“MNA”)	—
Total assets and liabilities subject to a MNA	$1,377,426

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2013:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
Goldman Sachs & Co.	$750,524	—	—	$(700,000)	$50,524
UBS AG	626,902	—	—	(553,619)	73,283
Total	$1,377,426	—	—	$(1,253,619)	$123,807
[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.00%
$1 Billion — $3 Billion	0.94%
$3 Billion — $5 Billion	0.90%
$5 Billion — $10 Billion	0.87%
Greater than $10 Billion	0.85%

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its advisory fees by the amount of investment advisory fees paid in connection with its investment in other affiliated investment companies, if any. For the period ended October 31, 2013, the Manager waived $6,192, which is included in fees waived by Manager in the Consolidated Statement of Operations.

The Manager, with respect to the Fund, entered into separate sub-advisory agreements with BlackRock Fund Advisors, BlackRock International Limited, BlackRock Asset Management North Asia Limited and BlackRock (Singapore) Limited (collectively, the “Sub-Advisors”), each an affiliate of the Manager. The Manager pays the Sub-Advisors for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (”BRIL“), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	33

Notes to Consolidated Financial Statements (continued)

with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager and State Street Bank and Trust Company as co administrators (together, the ”Administrators“) to provide administrative services (other than investment advice and related portfolio activities). The Administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, the Administrators may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived —class specific in the Consolidated Statement of Operations. For the period ended October 31, 2013, the Fund paid the Manager $15,647, in return for these services, which are included in administration fees, administration fees — class specific and administration fees waived — class specific in the Consolidated Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business, in order to limit expenses as a percentage of average daily net assets as follows: 1.40% for Institutional, 1.65% for Investor A and 2.40% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior for June 1, 2014 for the Fund unless approved by the Board, including a majority of the independent Trustees or by a vote of the majority of the outstanding voting securities of the Fund.

These amounts are included in fees waived by Manager, administration fees waived — class specific, transfer agent fees waived and/or reimbursed — class specific and fees reimbursed, in the Consolidated Statement of Operations.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, (of which the share class is a part) has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On October 31, 2013, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement expiring on June 1, 2014, are as follows:

Fund	$88,195
Institutional	$5,354
Investor A	$103
Investor C	$92

For the period ended October 31, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $129.

For the period ended October 31, 2013, affiliates received CDSCs of $2 for Investor A Shares and $10 for Investor C Shares, respectively.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Consolidated Statement of Operations.

5. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 2013, were $32,844,378 and $3,325,594, respectively.

6. Income Tax Information:

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2013 attributable to foreign currency transactions and non-deductible expenses were reclassified to the following accounts:

Paid-in capital	$(68,720)
Undistributed net investment income	$69,336
Accumulated net realized loss	$(616)
34	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Notes to Consolidated Financial Statements (continued)

As of October 31, 2013, the tax components of accumulated net losses were as follows:

Undistributed ordinary income	$293,720
Capital loss carryforwards	(378,004)
Net unrealized loss[1]	(1,280,790)
Total	$(1,365,074)

[1]	The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales and straddles and the realization for tax purposes of unrealized gains on constructive sales.

As of October 31, 2013, the Fund had a capital loss carryforward of $378,004 available to offset future realized capital gains. This capital loss carryforward has no expiration date.

As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$50,896,040
Gross unrealized appreciation	$293,597
Gross unrealized depreciation	(2,902,963)
Net unrealized depreciation	$(2,609,366)

7. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (”Participating Funds“), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Fund did not borrow under the credit agreement during the period ended October 31, 2013.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

As of October 31, 2013, the Fund had the following industry classifications:

	Percent of Total Investments
Industry	Long	Short	Total
Oil, Gas & Consumable Fuels	7%	2%	9%
Commercial Banks	5	—	5
Investment Companies	4	—	4
Metals & Mining	3	1	4
Semiconductors & Semiconductor Equipment	3	1	4
Wireless Telecommunication Services	2	1	3
Food & Staples Retailing	2	1	3
Real Estate Management & Development	2	1	3
Chemicals	2	1	3
Transportation Infrastructure	2	—	2
Electric Utilities	2	—	2
Other	46 [2]	12 [3]	58
Total	80%	20%	100%

[2]	Consist of Foreign Government Obligations (22%) with the remainder consisting of other industries held that were each 1% or less of total investments (24%).
[3]	All other industries held were each 1% or less of total investments.
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	35

Notes to Consolidated Financial Statements (concluded)

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period May 16, 2013[1] to October 31, 2013
	Shares	Amount
Institutional
Shares sold	5,093,195	$49,966,220
Shares redeemed	—	—
Net increase	5,093,195	$49,966,220
Investor A
Shares sold	7,442	$70,356
Shares redeemed	(23)	(208)
Net increase	7,419	$70,148
Investor C
Shares sold	7,647	$72,867
Shares redeemed	(115)	(1,004)
Net increase	7,532	$71,863
Total Net Increase	5,108,146	$50,108,231
[1]	Commencement of operations.
At October 31, 2013, the following shares of the Fund were owned by affiliates:

Institutional	5,091,436
Investor A	2,500
Investor C	2,500

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

36	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Emerging Market Allocation Portfolio and Board of Trustees of BlackRock FundsSM:

We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Emerging Market Allocation Portfolio and Subsidiary (the “Fund”), including the consolidated schedule of investments, as of October 31, 2013, and the related consolidated statements of operations and changes in net assets and the consolidated financial highlights for the period May 16, 2013 (commencement of operations) to October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.

Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Emerging Market Allocation Portfolio and Subsidiary as of October 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the period May 16, 2013 (commencement of operations) to October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
December 23, 2013

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on February 20-22, 2013 (the “February 2013 Meeting”) to consider the approval of the Trust’s proposed investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”) on behalf of BlackRock Emerging Market Allocation Portfolio (the “Fund”), a portfolio of the Trust. The Advisory Agreement was the same agreement that had previously been approved by the Board with respect to other portfolios of the Trust. The Board also considered the approval of the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Fund (the “BFA Sub-Advisory Agreement”), the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to the Fund (the “BIL Sub-Advisory Agreement”), the sub-advisory agreement between the Manager and BlackRock (Hong Kong) Limited (“BHK,” which subsequently changed its name to BlackRock Asset Management North Asia Limited) with respect to the Fund (the “BHK Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL,” and together with BFA, BIL and BHK, the “Sub-Advisors”) with respect to the Fund (the “BSL Sub-Advisory Agreement,” and together with the BFA Sub-Advisory Agreement, the BIL Sub-Advisory Agreement and the BHK Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Sub-Advisory Agreements were substantially the same as the sub-advisory agreements previously approved with respect to certain other portfolios of the Trust. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” The Fund commenced operations in May 2013.

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreements

The Approval Process: At the February 2013 Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Fund; (f) possible alternatives to the proposed Agreements; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; and (h) other factors deemed relevant by the Board Members.

In determining to approve the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the February 2013 meeting relating to its consideration of the Agreements, including fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, as compared with the fees and expense ratios of a peer group of funds. Both the peer group and the funds within the peer group (collectively, “Peers”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock1. The Board also received (a) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.
38	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreements.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services to be provided to the Fund. The Board noted that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the February 2013 Meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreements, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee ratio compared with the other funds in the Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total net operating expense ratio, as well as estimated actual management fee rate, to those of other funds in its Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	39

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

The Board noted that the Fund’s contractual management fee rate ranked in the second quartile relative to the Fund’s Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on the Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the February 2013 Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized in respect of the management of the Fund in tandem with other portfolios of the Trust. Since the Fund is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including all of the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust on behalf of the Fund, the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Fund, the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Fund, the BHK Sub-Advisory Agreement between the Manager and BHK with respect to the Fund and the BSL Sub-Advisory Agreement between the Manager and BSL with respect to the Fund, each for a two-year term ending May 15, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

40	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 109 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Trustee	Since 2007
President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.
				33 RICs consisting of 109 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007
Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.
				33 RICs consisting of 109 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 109 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007
Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.
				33 RICs consisting of 109 Portfolios	None

Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Trustee	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1999 to 2008.	33 RICs consisting of 109 Portfolios	None

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 109 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007
Director, Jones and Brown (Canadian insurance broker) since 1998; Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.
				33 RICs consisting of 109 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 109 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2007
President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.
				33 RICs consisting of 109 Portfolios	None
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	41

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2007
Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.
				33 RICs consisting of 109 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007
Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.
				33 RICs consisting of 109 Portfolios	None

[1]  Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]  Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	Since 2011
Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.
				156 RICs consisting of 283 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007
Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
				156 RICs consisting of 283 Portfolios	None

[3]  Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

42	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010
Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009
Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009
Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009
Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007
Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.

Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012
Director of BlackRock since 2010; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809 Accounting Agent, Custodian and Co-Administrator State Street Bank and Trust Company Boston, MA 02110
Sub-Advisors
BlackRock Fund Advisors
Princeton, NJ 08540

BlackRock International Limited
Edinburgh, Scotland EH3 8JB

BlackRock Asset Management
North Asia Limited
Hong Kong, China

BlackRock (Singapore) Limited
079912 Singapore
	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809 Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Distributor BlackRock Investments, LLC New York, NY 10022 Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	43

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

44	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013	45

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Commodity Strategies Fund
BlackRock Disciplined Small Cap Core Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Dividend Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Flexible Equity Fund
BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio
BlackRock Global Long/Short Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Long-Horizon Equity Fund
BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Real Estate Securities Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology
Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock Emerging Market Local Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Investment Grade Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Secured Credit Portfolio
BlackRock Short Obligations Fund
BlackRock Short-Term Treasury Fund

BlackRock Strategic Income
Opportunities Portfolio
BlackRock Total Return Fund
BlackRock U.S. Government Bond Portfolio
BlackRock U.S. Mortgage Portfolio
BlackRock Ultra-Short Obligations Fund
BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock Intermediate Municipal Fund	BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund BlackRock New York Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolio
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

46	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	OCTOBER 31, 2013

[THIS PAGE INTENTIONALLY LEFT BLANK]

The report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

EMAP-10/13-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.
Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish
Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Market Allocation Portfolio	$58,000	N/A	$0	N/A	$15,400	N/A	$0	N/A

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,865,000	$2,970,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
2

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.
(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Market Allocation Portfolio	$15,400	N/A

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.
(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
3

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) Code of Ethics – See Item 2
(a)(2) Certifications – Attached hereto
(a)(3) Not Applicable
(b) Certifications – Attached hereto
4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: January 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: January 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: January 2, 2014

5